United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

Item 1. Reports to Shareholders

The Campbell
Multi-Strategy Trust

Semi-Annual Report
(Unaudited)

June 30, 2013

The Campbell Multi-Strategy Trust

Dear Shareholder,

The Campbell Multi-Strategy Trust finished the first half of 2013 up 9.57%, outperforming industry benchmarks such as the Newedge CTA Index and Barclay BTOP50 Index by 8.54% and 9.10%, respectively. Relative to managed futures benchmarks, which are approximately flat during the last 5 years, the Trust has provided significant alpha, as shown in the chart below.

The Multi-Strategy Trust is comprised of trend following, non-trend following, and statistical arbitrage strategies. While trend following strategies have done fairly well this year, the non-trend strategies have been the major driver of outperformance for the Trust in 2013. This has been a very active area in research for the last 5 years, as our team looks for innovative and thoughtful ways to capture market inefficiencies and time-varying risk premiums. As a result, a number of new models have gone into production since 2010, leading to a diversified and nuanced set of strategies.

By sector, the majority of gains this year have come from the commodity sector. Metals have added more than 8% to the performance of the Trust through June, with gold, silver and copper providing most of the gains. Equity indices were also profitable. The Trust has been mostly long the equity sector throughout the year, and has benefitted from the recovery in global equity markets. Foreign exchange trading has also been profitable, with the majority of gains coming from the Japanese Yen, British Pound, and Canadian Dollar. The interest rate sector was the only detractor from performance. Positioning in rates shifted throughout the first half of 2013, starting off with long positioning in both short-term and long-term rates, and finishing short across the portfolio.

Past performance is not indicative of future results.

The primary driver of the swing in market sentiment experienced recently was, of course, the growing concern that the Federal Reserve is preparing to reduce its stimulus measures. This led to a steep sell-off in Treasuries across the curve and a commensurate spike in both realized and implied bond volatility. The Merrill Option Volatility Estimate (MOVE) Index, which tracks the implied volatility of long-term Treasury yields, has swung from one extreme to the other during the last two months (through June). The Index, which launched in 1988, reached an all-time low of 48.9 on May 9, signaling levels of complacency in the fixed income sector not seen in the 25 years since Index inception. Since then, however, treasury implied volatility has surged, rising more than 100% as concerns about Fed tapering have spooked the bond markets. Exhibit B shows the path of the MOVE Index in 2013 through the end of June.

Past performance is not indicative of future results.

For illustrative purposes only, there is no guarantee these relationships will persist.

The tapering concerns that caused the sell-off in Treasuries caused a similar (though smaller) sell-off in US equities, as shown in Exhibit C. This resulted in an atypical positive correlation between US stocks and bonds during June — the daily correlation was +0.49 for 10Y Treasury Notes and the S&P 500 Index. While the daily correlation between these two indices may drift positive from time to time, this is the first time in 7 years when the calendar month correlation was double-digit positive — the last time was in June 2006, when the daily correlation was +0.34.

This is demonstrative of a fundamental shift in market behavior which seems to have taken hold during the last few months. Since 2010, the markets have been largely governed by the oft-referenced “risk on/risk off” dynamic. Equities and commodities tended to move together, rallying on positive news and upside surprises, while fixed income and the US dollar would rally during flights to quality. Recently, however, a new “taper on/taper off” dynamic has taken over. With every positive data release, a higher likelihood of Fed tapering gets priced in, pushing equities, fixed income and commodities lower (for the most part — commodities are a bit of a wild card), and USD higher. Disappointing data, on the other hand, pushes risk assets as well as bonds higher as the market prices in a lower probability of Fed tapering. Exhibit D shows a summary of this new market paradigm, where good news is bad news for risk assets and vice versa.

Past performance is not indicative of future results.

With market conditions changing quickly and dramatically, it looks like the latter half of 2013 may turn out to be quite an interesting time. At Campbell, our research pipeline is filled with innovative projects, our assets under management are growing, and our team is invigorated. We are looking forward to the rest of the year.

Best regards,

William Andrews
Chief Executive Officer

Past performance is not indicative of future results.

Important Disclosures: The views expressed in this material are those of Campbell and are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, or investment advice. Investors are cautioned to consider the investment objectives, risks, and charges of funds before investing. The prospectus or offering memorandum contains this and other information about funds. The prospectus or offering memorandum is available from your financial advisor and should be read carefully before investing. Futures and forward trading is speculative, involves substantial risk and is not suitable for all investors. While adding managed futures to a diversified portfolio has the potential to decrease volatility and enhance returns and to profit in rising or falling markets, there is no guarantee that managed futures products will achieve these goals or that managed futures will outperform any other asset class during any particular time. Past performance is not indicative of future results. The market charts in this Review were compiled by Campbell & Company. Performance information is net of fees and expenses.

The BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment.

The Merrill Option Volatility Estimate (MOVE) Index reports the average implied volatility across a wide range of outstanding options on the two-year, five-year, 10-year, and 30-year U.S. Treasury securities.

The S&P500 Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.

Investors cannot invest in these indices; performance of any of these indices (which, by definition, are averages of many individual investments) may not be representative of any specific investment within that index’s asset class.

Past performance is not indicative of future results.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks
Bermuda
Energy
Cosan Ltd. – Class A	68,601	$1,108,593	0.72%
Other		34,414	0.02%
Total Energy		1,143,007	0.74%
Financials		976,974	0.63%
Total Bermuda		2,119,981	1.37%
Brazil
Consumer Staples		95,589	0.06%
Energy		298,915	0.19%
Financials
Banco Bradesco SA – ADR	103,791	1,350,322	0.87%
Other		18,501	0.01%
Total Financials		1,368,823	0.88%
Utilities		177,563	0.11%
Total Brazil		1,940,890	1.24%
Canada
Consumer Discretionary		143,711	0.09%
Energy		321,188	0.21%
Financials
Bank of Montreal	10,978	637,053	0.41%
Bank of Nova Scotia	24,080	1,289,484	0.83%
Other		307,698	0.20%
Total Financials		2,234,235	1.44%
Health Care		299,284	0.19%
Industrials
Canadian Pacific Railway Ltd.	10,821	1,313,453	0.85%
Materials		55,542	0.04%
Telecommunication Services
BCE Inc.	33,843	1,388,240	0.90%
Rogers Communications Inc. – Class B	14,577	571,418	0.37%
Total Telecommunication Services		1,959,658	1.27%
Total Canada		6,327,071	4.09%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Cayman Islands
Consumer Discretionary		$137,246	0.09%
Information Technology		251,186	0.16%
Total Cayman Islands		388,432	0.25%
China
Energy		194,712	0.13%
Denmark
Health Care		100,266	0.06%
India
Consumer Discretionary		151,962	0.10%
Financials
ICICI Bank Ltd. – ADR	16,947	648,223	0.41%
Other		317,535	0.21%
Total Financials		965,758	0.62%
Materials		8,526	0.01%
Total India		1,126,246	0.73%
Ireland
Financials		102,300	0.07%
Information Technology		163,898	0.11%
Total Ireland		266,198	0.18%
Japan
Consumer Discretionary		1,410,699	0.91%
Consumer Staples		944,545	0.61%
Energy		53,811	0.03%
Financials		779,392	0.50%
Health Care		287,139	0.19%
Industrials		2,229,288	1.44%
Information Technology		1,010,039	0.65%
Materials		891,802	0.58%
Telecommunication Services		40,867	0.03%
Utilities		107,780	0.07%
Total Japan		7,755,362	5.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Mexico
Consumer Staples		$319,440	0.21%
Netherlands
Consumer Staples		397,896	0.26%
Energy		117,840	0.08%
Total Netherlands		515,736	0.34%
Norway
Energy		463,704	0.30%
Panama
Energy		123,428	0.08%
South Korea
Financials		42,845	0.03%
Sweden
Information Technology		202,273	0.13%
Switzerland
Energy		255,430	0.16%
Health Care
Novartis AG – ADR	12,261	866,974	0.56%
Information Technology		17,078	0.01%
Total Switzerland		1,139,482	0.73%
Turkey
Telecommunication Services		35,192	0.02%
United Kingdom
Consumer Discretionary		189,268	0.12%
Financials
HSBC Holdings Plc. – ADR	15,640	811,716	0.53%
Other		143,543	0.09%
Total Financials		955,259	0.62%
Health Care		320,707	0.21%
Information Technology		186,508	0.12%
Materials		475,478	0.31%
Total United Kingdom		2,127,220	1.38%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
United States
Consumer Discretionary
DR Horton Inc.	44,450	$945,897	0.62%
Jarden Corp.*	24,393	1,067,195	0.70%
Lennar Corp. – Class A	19,236	693,266	0.45%
Other		7,455,805	4.79%
Total Consumer Discretionary		10,162,163	6.56%
Consumer Staples
Coca-Cola Enterprises Inc.	46,074	1,619,962	1.05%
Other		1,259,288	0.81%
Total Consumer Staples		2,879,250	1.86%
Energy
Cheniere Energy Inc.*	19,448	539,876	0.35%
CONSOL Energy Inc.	47,642	1,291,098	0.83%
Devon Energy Corp.	14,675	761,339	0.49%
Geospace Technologies Corp.*	7,768	536,614	0.35%
Valero Energy Corp.	19,412	674,955	0.44%
Williams Companies, Inc.	40,026	1,299,644	0.83%
Other		1,938,677	1.26%
Total Energy		7,042,203	4.55%
Financials
Affiliated Managers Group Inc.*	7,215	1,182,827	0.76%
Apollo Investment Corp.	75,152	581,676	0.38%
Bank of New York Mellon Corp.	56,513	1,585,191	1.03%
Berkshire Hathaway Inc. – Class B*	14,419	1,613,775	1.05%
Chubb Corp.	17,990	1,522,854	0.99%
Citigroup Inc.	19,351	928,267	0.60%
Franklin Resources Inc.	6,576	894,468	0.58%
TCF Financial Corp.	59,323	841,200	0.54%
Travelers Cos Inc.	15,783	1,261,377	0.82%
Other		2,598,440	1.65%
Total Financials		13,010,075	8.40%
Health Care
Allergan Inc./United States	8,064	679,311	0.44%
BioMarin Pharmaceutical Inc.*	16,715	932,530	0.60%
Eli Lilly & Co.	32,265	1,584,856	1.03%
Gilead Sciences Inc.*	11,253	576,266	0.37%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Sirona Dental Systems Inc.*	14,998	$988,068	0.65%
Teleflex Inc.	12,446	964,441	0.62%
Universal Health Services Inc. – Class B	8,135	544,720	0.35%
Zimmer Holdings Inc.	11,396	854,016	0.55%
Other		3,591,035	2.31%
Total Health Care		10,715,243	6.92%
Industrials
AO Smith Corp.	27,646	1,002,997	0.64%
Briggs & Stratton Corp.	28,193	558,221	0.36%
Carlisle Companies Inc.	10,453	651,326	0.42%
Deluxe Corp.	20,047	694,629	0.44%
Macquarie Infrastructure Co.	19,872	1,062,159	0.68%
Owens Corning*	16,029	626,413	0.40%
Other		5,514,528	3.59%
Total Industrials		10,110,273	6.53%
Information Technology
DST Systems Inc.	10,342	675,643	0.43%
Maxim Integrated Products Inc.	38,561	1,071,225	0.68%
ValueClick Inc.*	22,871	564,456	0.36%
Other		7,532,346	4.89%
Total Information Technology		9,843,670	6.36%
Materials
Huntsman Corp.	54,346	899,970	0.58%
International Paper Co.	23,210	1,028,436	0.67%
Other		3,346,886	2.16%
Total Materials		5,275,292	3.41%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Telecommunication Services
SBA Communications Corp. – Class A*	12,543	$929,687	0.60%
Utilities
SCANA Corp.	13,549	665,255	0.43%
Other		1,672,330	1.08%
Total Utilities		2,337,585	1.51%
Total United States		72,305,441	46.70%
Total Common Stocks (cost $98,074,287)		97,493,919	62.98%

United States Government Securities**
Maturity Face Value	Maturity Date	Description
$11,875,000	7/18/2013	U.S. Treasury Bill
(cost including accrued interest, – $11,874,831)			11,874,869	7.67%
Total investment securities (cost $109,949,118)			$109,368,788	70.65%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Value ($)	% of Net Asset Value
FUTURES CONTRACTS PURCHASED
Description
Agriculture	$(118,228)	(0.08)%
Energy	40,390	0.03%
Metals	(772,901)	(0.50)%
Stock indices	329,804	0.21%
Short-term interest rates	(2,834)	(0.00)%
Net unrealized loss on long futures contracts purchased	$(523,769)	(0.34)%
FUTURES CONTRACTS SOLD
Description
Agriculture	$723,136	0.47%
Energy	21,882	0.01%
Metals	3,423,071	2.21%
Stock indices	(240,501)	(0.16)%
Short-term interest rates	50,547	0.04%
Long-term interest rates	(158,882)	(0.10)%
Net unrealized gain on short futures contracts sold	$3,819,253	2.47%
Net unrealized gain on futures contracts	$3,295,484	2.13%
LONG FORWARD CURRENCY CONTRACTS
Description
Various long forward currency contracts	$(9,599,697)	(6.20)%
Net urealized loss on long forward currency contracts	$(9,599,697)	(6.20)%
SHORT FORWARD CURRENCY CONTRACTS
Description
Various short forward currency contracts	$7,963,425	5.14%
Net unrealized gain on short forward currency contracts	$7,963,425	5.14%
Net unrealized loss on forward currency contracts	$(1,636,272)	(1.06)%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT
Common Stocks
Bermuda
Consumer Discretionary
Helen of Troy Ltd.***	2,469	$94,736	0.06%
Energy
Nabors Industries Ltd.	3,384	51,809	0.03%
Seadrill Ltd.	934	38,051	0.03%
Total Energy		89,860	0.06%
Financials
Axis Capital Holdings Ltd.	5,916	270,834	0.18%
Credicorp Ltd.	1,444	184,774	0.12%
Endurance Specialty Holdings Ltd.	134	6,894	0.00%
Lazard Ltd.	686	22,055	0.01%
Tower Group International Ltd.	27,043	554,652	0.36%
Total Financials		1,039,209	0.67%
Industrials
Aircastle Ltd.	4,914	78,575	0.05%
Total Bermuda		1,302,380	0.84%
Brazil
Energy
Petroleo Brasileiro SA – ADR	12,617	169,320	0.11%
Industrials
Embraer SA – ADR	1,819	67,103	0.04%
Materials
Gerdau SA – ADR	1,793	10,238	0.01%
Telecommunication Services
Telefonica Brasil SA – ADR	474	10,817	0.01%
Utilities
Cia Paranaense de Energia – ADR	341	4,235	0.00%
CPFL Energia SA	4,080	74,623	0.05%
Total Utilities		78,858	0.05%
Total Brazil		336,336	0.22%
British Virgin Islands
Health Care
UTi Worldwide Inc.	19,385	319,271	0.22%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Canada
Consumer Discretionary
Magna International Inc. – Class A	8,199	$583,933	0.38%
Energy
Cameco Corp.	275	5,682	0.00%
Precision Drilling Corp.	31,365	268,171	0.18%
Total Energy		273,853	0.18%
Financials
Brookfield Office Properties Inc.	11,024	183,880	0.12%
Manulife Financial Corp.	3,609	57,816	0.04%
Sun Life Financial Inc.	32	948	0.00%
Total Financials		242,644	0.16%
Industrials
Progressive Waste Solutions Ltd.	4,628	99,548	0.06%
Information Technology
Celestica Inc.***	294	2,778	0.00%
Materials
Barrick Gold Corp.	1,443	22,713	0.01%
Pan American Silver Corp.	18,382	213,966	0.13%
Silver Wheaton Corp.	1,449	28,502	0.02%
Teck Resources Ltd. – Class B	19,188	410,048	0.26%
Total Materials		675,229	0.42%
Total Canada		1,877,985	1.20%
Cayman Islands
Consumer Discretionary
New Oriental Education & Technology Group – ADR	1,870	41,421	0.03%
Consumer Staples
Fresh Del Monte Produce Inc.	4,733	131,956	0.08%
Industrials
51job Inc. – ADR***	16	1,080	0.00%
Information Technology
Baidu Inc. – ADR***	5,283	499,402	0.32%
Total Cayman Islands		673,859	0.43%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
China
Energy
PetroChina Co., Ltd. – ADR	695	$76,916	0.05%
Germany
Health Care
Fresenius Medical Care AG & Co. KGaA – ADR	11,719	413,329	0.27%
Information Technology
Aixtron SE – ADR***	4,767	79,990	0.05%
Total Germany		493,319	0.32%
Hong Kong
Energy
CNOOC Ltd. – ADR	264	44,215	0.03%
Indonesia
Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT – ADR	269	11,497	0.01%
Ireland
Financials
Willis Group Holdings Plc.	653	26,629	0.02%
Health Care
Icon Plc.***	549	19,451	0.01%
Industrials
Ryanair Holdings Plc. – ADR	3,029	156,084	0.10%
Total Ireland		202,164	0.13%
Israel
Information Technology
Allot Communications Ltd.***	1,189	16,301	0.01%
Check Point Software Technologies Ltd.***	21,235	1,054,955	0.68%
NICE Systems Ltd. – ADR	1,011	37,296	0.02%
Total Information Technology		1,108,552	0.71%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Japan
Consumer Discretionary
ABC-Mart Inc.	800	$31,218	0.02%
Aisan Industry Co., Ltd.	6,800	67,194	0.04%
Aisin Seiki Co., Ltd.	900	34,439	0.02%
Alpine Electronics Inc.	1,100	11,103	0.01%
ASKUL Corp.	2,900	53,570	0.03%
Chofu Seisakusho Co., Ltd.	100	2,163	0.00%
CyberAgent Inc.	6	11,495	0.01%
Daido Metal Co., Ltd.	2,000	13,632	0.01%
Daiichikosho Co., Ltd.	500	13,698	0.01%
Denso Corp.	600	28,223	0.02%
Diamond Dining Co., Ltd.	4	5,384	0.00%
Eagle Industry Co., Ltd.	7,000	87,169	0.06%
EDION Corp.	23,200	131,703	0.09%
Exedy Corp.	1,200	30,201	0.02%
FCC Co., Ltd.	300	7,091	0.00%
F-Tech Inc.	500	7,734	0.00%
Funai Electric Co., Ltd.	2,000	19,662	0.01%
Gunze Ltd.	12,000	29,040	0.02%
Heiwa Corp.	1,200	21,042	0.01%
Izumi Co., Ltd.	100	2,701	0.00%
Kasai Kogyo Co., Ltd.	2,000	10,285	0.01%
Kawai Musical Instruments Manufacturing Co., Ltd.	14,000	24,421	0.02%
Kinugawa Rubber Industrial Co., Ltd.	2,000	11,434	0.01%
Koito Manufacturing Co., Ltd.	1,000	19,108	0.01%
Koshidaka Co., Ltd.	200	5,979	0.00%
K's Holdings Corp.	2,000	63,524	0.04%
Mars Engineering Corp.	100	1,911	0.00%
Mitsuba Corp.	4,000	62,193	0.04%
Namco Bandai Holdings Inc.	200	3,247	0.00%
NHK Spring Co., Ltd.	1,900	22,032	0.01%
Nitori Holdings Co., Ltd.	850	68,566	0.04%
Pioneer Corp.***	5,900	11,482	0.01%
Riken Corp.	1,000	3,993	0.00%
Round One Corp.	2,300	13,961	0.01%
Saizeriya Co., Ltd.	700	9,486	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Sanden Corp.	5,000	$19,713	0.01%
Sankyo Co., Ltd.	2,500	118,099	0.08%
Showa Corp.	400	5,155	0.00%
SNT Corp.	3,600	12,487	0.01%
Start Today Co., Ltd.	4,800	93,895	0.06%
Sumitomo Rubber Industries Ltd.	3,200	52,336	0.03%
Suzuki Motor Corp.	700	16,142	0.01%
T RAD Co., Ltd.	1,000	3,469	0.00%
Takata Corp.	1,200	25,906	0.02%
Tokai Rubber Industries Ltd.	4,200	37,776	0.03%
Tomy Co., Ltd.	7,200	33,686	0.02%
Toyo Tire & Rubber Co., Ltd.	3,000	15,790	0.01%
TPR Co., Ltd.	600	9,450	0.01%
TS Tech Co., Ltd.	700	22,233	0.01%
Unipres Corp.	2,200	39,441	0.03%
U-Shin Ltd.	700	4,962	0.00%
USS Co., Ltd.	230	29,198	0.02%
Wacoal Holdings Corp.	4,000	39,970	0.03%
Yamada Denki Co., Ltd.	470	19,075	0.02%
Yellow Hat Ltd.	400	8,079	0.01%
Total Consumer Discretionary		1,546,946	1.00%
Consumer Staples
Arcs Co., Ltd.	800	15,641	0.01%
Ariake Japan Co., Ltd.	4,400	107,277	0.07%
Dydo Drinco Inc.	100	3,968	0.00%
FamilyMart Co., Ltd.	1,200	51,182	0.03%
Fancl Corp.	700	8,399	0.01%
House Foods Corp.	400	6,534	0.00%
Kato Sangyo Co., Ltd.	100	2,088	0.00%
Kose Corp.	1,400	38,764	0.03%
Marudai Food Co., Ltd.	2,000	6,453	0.00%
Matsumotokiyoshi Holdings Co., Ltd.	700	20,229	0.01%
Mitsui Sugar Co., Ltd.	3,000	9,529	0.01%
Morinaga Milk Industry Co., Ltd.	6,000	17,545	0.01%
Nippon Flour Mills Co., Ltd.	15,000	75,624	0.05%
Sakata Seed Corp.	4,700	65,257	0.04%
Sugi Holdings Co., Ltd.	2,300	87,431	0.06%
Tsuruha Holdings Inc.	200	18,936	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
UNY Group Holdings Co., Ltd.	3,700	$24,922	0.02%
Yamaya Corp.	100	1,389	0.00%
Total Consumer Staples		561,168	0.36%
Energy
Idemitsu Kosan Co., Ltd.	300	23,080	0.02%
Inpex Corp.	7	29,221	0.02%
Shinko Plantech Co., Ltd.	4,600	34,648	0.02%
Total Energy		86,949	0.06%
Financials
AEON Financial Service Co., Ltd.	1,200	33,988	0.02%
Aeon Mall Co., Ltd.	2,300	56,981	0.04%
Awa Bank Ltd./The	3,000	16,758	0.01%
Bank of Iwate Ltd.	100	3,862	0.00%
Bank of Kyoto Ltd./The	2,000	16,678	0.01%
Bank of Okinawa Ltd./The	300	12,614	0.01%
Chiba Bank Ltd.	2,000	13,632	0.01%
Fukuoka Financial Group Inc.	2,000	8,510	0.01%
Goldcrest Co., Ltd.	1,200	27,769	0.02%
Gunma Bank Ltd.	3,000	16,577	0.01%
Hachijuni Bank Ltd.	2,000	11,697	0.01%
Higo Bank Ltd.	1,000	5,909	0.00%
Hyakujushi Bank Ltd.	2,000	6,534	0.00%
IBJ Leasing Co., Ltd.	100	2,879	0.00%
Iida Home Max	1,700	28,832	0.02%
Iyo Bank Ltd.	1,000	9,559	0.01%
Jaccs Co., Ltd.	7,000	35,785	0.03%
Jafco Co., Ltd.	300	11,449	0.01%
Japan Securities Finance Co., Ltd.	3,800	27,664	0.02%
Joyo Bank Ltd.	2,000	10,950	0.01%
Kyokuto Securities Co., Ltd.	1,000	15,952	0.01%
Leopalace21 Corp.***	4,200	17,998	0.01%
Mito Securities Co., Ltd.	5,000	21,023	0.01%
Mitsubishi Estate Co., Ltd.	3,000	79,889	0.05%
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,400	30,330	0.02%
Nishi-Nippon City Bank Ltd.	18,000	47,008	0.03%
Nomura Real Estate Holdings Inc.	300	6,637	0.00%
NTT Urban Development Corp.	27	33,160	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Okasan Securities Group Inc.	2,000	$16,597	0.01%
San-In Godo Bank Ltd.	1,000	7,421	0.00%
Shiga Bank Ltd.	3,000	15,397	0.01%
Sony Financial Holdings Inc.	4,000	63,201	0.04%
Sumitomo Mitsui Trust Holdings Inc.	6,000	28,011	0.02%
Sumitomo Real Estate Sales Co., Ltd.	900	50,003	0.03%
TOC Co., Ltd.	2,300	14,912	0.01%
Tokai Tokyo Financial Holdings Inc.	4,400	29,991	0.02%
Tokyo Tomin Bank Ltd.	600	7,103	0.00%
Yamagata Bank Ltd.	2,000	8,389	0.01%
Yamaguchi Financial Group Inc.	5,000	49,256	0.03%
Yamanashi Chuo Bank Ltd.	2,000	8,450	0.01%
Total Financials		909,355	0.59%
Health Care
Alfresa Holdings Corp.	500	26,771	0.02%
BML Inc.	800	20,295	0.01%
Dainippon Sumitomo Pharma Co., Ltd.	200	2,644	0.00%
Eisai Co., Ltd.	500	20,393	0.01%
Kyowa Hakko Kirin Co., Ltd.	4,000	45,253	0.03%
Message Co., Ltd.	1	2,661	0.00%
Nikkiso Co., Ltd.	1,000	13,118	0.01%
Nippon Shinyaku Co., Ltd.	2,000	33,315	0.02%
Ono Pharmaceutical Co., Ltd.	1,000	67,860	0.05%
Shionogi & Co., Ltd.	700	14,611	0.01%
Total Health Care		246,921	0.16%
Industrials
Aida Engineering Ltd.	4,700	35,922	0.02%
Asahi Diamond Industrial Co., Ltd.	1,400	13,255	0.01%
Asahi Glass Co., Ltd.	9,000	58,624	0.04%
Central Glass Co., Ltd.	1,000	3,146	0.00%
Chugai Ro Co., Ltd.	4,000	10,204	0.01%
CKD Corp.	5,300	45,852	0.03%
Cosel Co., Ltd.	1,600	20,457	0.01%
Daihen Corp.	12,000	51,787	0.03%
Daiichi Jitsugyo Co., Ltd.	1,000	4,255	0.00%
Denyo Co., Ltd.	200	2,890	0.00%
Duskin Co., Ltd.	500	9,413	0.01%
Ebara Corp.	2,000	10,708	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Fuji Electric Co., Ltd.	9,000	$31,762	0.02%
Fujitec Co., Ltd.	1,000	10,023	0.01%
Fukuyama Transporting Co., Ltd.	8,000	46,383	0.03%
FULLCAST Holdings Co., Ltd.***	2,400	4,356	0.00%
Furukawa Electric Co., Ltd.	7,000	16,234	0.01%
GS Yuasa Corp.	2,000	8,309	0.01%
Hanwa Co., Ltd.	2,000	7,603	0.00%
Idec Corp./Japan	4,600	44,342	0.03%
IHI Corp.	9,000	34,122	0.02%
Inabata & Co., Ltd.	6,700	55,127	0.04%
Iseki & Co., Ltd.	5,000	14,369	0.01%
Japan Airport Terminal Co., Ltd.	4,000	63,484	0.04%
Japan Foundation Engineering Co., Ltd.	200	625	0.00%
Japan Steel Works Ltd.	3,000	16,516	0.01%
Kamigumi Co., Ltd.	2,000	16,113	0.01%
Kandenko Co., Ltd.	2,000	8,551	0.01%
Kinden Corp.	8,000	68,727	0.04%
Kinki Sharyo Co., Ltd.	13,000	42,077	0.03%
Kintetsu World Express Inc.	900	36,073	0.02%
Kitz Corp.	900	4,483	0.00%
Makino Milling Machine Co., Ltd.	4,000	23,474	0.02%
Meidensha Corp.	12,000	40,776	0.03%
Minebea Co., Ltd.	9,000	32,851	0.02%
MISUMI Group Inc.	500	13,748	0.01%
Mitsubishi Corp.	2,400	41,115	0.03%
Mitsui & Co., Ltd.	2,100	26,384	0.02%
Miura Co., Ltd.	700	17,448	0.01%
Nagase & Co., Ltd.	300	3,827	0.00%
NEC Capital Solutions Ltd.	300	6,029	0.00%
Nichias Corp.	2,000	12,604	0.01%
Nidec Corp.	1,500	104,663	0.07%
Nippon Konpo Unyu Soko Co., Ltd.	700	11,724	0.01%
Nippon Signal Co., Ltd.	3,000	22,143	0.01%
Nippon Thompson Co., Ltd.	8,000	41,059	0.03%
Nippon Yusen K.K.	7,000	18,563	0.01%
Nissin Electric Co., Ltd.	7,000	44,820	0.03%
Nitto Kogyo Corp.	1,600	29,330	0.02%
Okabe Co., Ltd.	600	5,808	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Raito Kogyo Co., Ltd.	14,600	$97,603	0.06%
Ryobi Ltd.	21,000	60,771	0.04%
Sanki Engineering Co., Ltd.	2,000	11,938	0.01%
Sankyu Inc.	9,000	33,940	0.02%
Sanyo Denki Co., Ltd.	6,000	49,307	0.03%
Secom Co., Ltd.	900	49,004	0.03%
Shimizu Corp.	10,000	40,232	0.03%
Shinmaywa Industries Ltd.	1,000	7,784	0.01%
Sinfonia Technology Co., Ltd.	23,000	36,874	0.02%
Sintokogio Ltd.	2,500	20,746	0.01%
Sotetsu Holdings Inc.	1,000	3,610	0.00%
Sumitomo Corp.	700	8,731	0.01%
Sumitomo Electric Industries Ltd.	1,800	21,526	0.01%
Taihei Dengyo Kaisha Ltd.	8,000	52,755	0.03%
Taihei Kogyo Co., Ltd.	6,000	21,961	0.01%
Taikisha Ltd.	1,700	41,825	0.03%
Takasago Thermal Engineering Co., Ltd.	100	845	0.00%
Tocalo Co., Ltd.	300	3,978	0.00%
Torishima Pump Manufacturing Co., Ltd.	1,000	8,177	0.01%
Totetsu Kogyo Co., Ltd.	4,500	80,721	0.05%
Uchida Yoko Co., Ltd.	4,000	11,535	0.01%
Yusen Logistics Co., Ltd.	3,000	27,164	0.02%
Total Industrials		1,983,185	1.28%
Information Technology
Alps Electric Co., Ltd.	4,200	31,423	0.02%
Amano Corp.	1,400	14,752	0.01%
Canon Inc.	2,700	88,072	0.06%
Capcom Co., Ltd.	500	8,092	0.01%
CMK Corp.	3,300	10,481	0.01%
Cybozu Inc.	27	7,427	0.00%
Dai-ichi Seiko Co., Ltd.	2,200	29,126	0.02%
Dainippon Screen Manufacturing Co., Ltd.	7,000	36,985	0.02%
Daishinku Corp.	13,000	53,481	0.04%
Dena Co., Ltd.	400	7,857	0.01%
DTS Corp.	1,100	16,005	0.01%
Eizo Corp.	5,900	126,894	0.08%
Fuji Soft Inc.	500	10,512	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Fujipream Corp.	3,300	$13,010	0.01%
Innotech Corp.	3,300	14,142	0.01%
Kakaku.com Inc.	100	3,050	0.00%
Macnica Inc.	4,000	90,749	0.06%
NET One Systems Co., Ltd.	500	3,862	0.00%
Nippon Chemi-Con Corp.***	6,000	22,990	0.01%
Nomura Research Institute Ltd.	200	6,514	0.00%
NSD Co., Ltd.	700	7,214	0.00%
NTT Data Corp.	3	10,648	0.01%
Oracle Corp.	300	12,448	0.01%
Osaki Electric Co., Ltd.	10,000	56,668	0.04%
Otsuka Corp.	300	33,335	0.02%
Riso Kagaku Corp.	900	19,937	0.01%
Shimadzu Corp.	7,000	56,325	0.04%
Shindengen Electric Manufacturing Co., Ltd.	9,000	43,650	0.03%
Siix Corp.	700	8,385	0.01%
Square Enix Holdings Co., Ltd.	1,300	15,651	0.01%
Star Micronics Co., Ltd.	1,300	14,065	0.01%
Tamura Corp.	29,000	63,161	0.04%
TDK Corp.	200	6,907	0.00%
Toshiba TEC Corp.	1,000	5,395	0.00%
Towa Corp.	900	6,026	0.00%
Transcosmos Inc.	1,800	27,261	0.02%
Ubiteq Inc.	1	352	0.00%
Uniden Corp.***	1,000	2,309	0.00%
Total Information Technology		985,161	0.64%
Materials
ADEKA Corp.	13,300	136,520	0.09%
Alconix Corp.	100	1,886	0.00%
Chugoku Marine Paints Ltd.	15,000	74,263	0.05%
Daicel Corp.	1,000	8,762	0.01%
Daido Steel Co., Ltd.	6,000	30,431	0.02%
Daiki Aluminium Industry Co., Ltd.	16,000	46,463	0.03%
FP Corp.	1,800	124,689	0.08%
Fuji Seal International Inc.	200	5,645	0.00%
Godo Steel Ltd.	6,000	9,438	0.01%
Hitachi Metals Ltd.	1,000	11,253	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
JSP Corp.	2,500	$37,257	0.02%
Kaneka Corp.	1,000	6,604	0.00%
Kogi Corp.	2,000	3,388	0.00%
Mitsubishi Materials Corp.	15,000	52,785	0.03%
Mitsui Chemicals Inc.	16,000	36,138	0.02%
Mitsui Mining & Smelting Co., Ltd.	18,000	38,296	0.02%
Neturen Co., Ltd.	2,700	18,839	0.01%
Nippon Denko Co., Ltd.	6,000	16,516	0.01%
Nippon Kayaku Co., Ltd.	1,000	12,463	0.01%
Nippon Shokubai Co., Ltd.	4,000	40,938	0.03%
Nippon Soda Co., Ltd.	5,000	24,956	0.02%
Oji Holdings Corp.	14,000	56,466	0.04%
Sanyo Chemical Industries Ltd.	6,000	37,509	0.02%
Sanyo Special Steel Co., Ltd.	3,000	14,459	0.01%
Stella Chemifa Corp.	700	10,940	0.01%
Sumitomo Metal Mining Co., Ltd.	1,000	11,152	0.01%
Tokai Carbon Co., Ltd.	5,000	13,259	0.01%
Tosoh Corp.	7,000	24,280	0.01%
Toyo Ink SC Holdings Co., Ltd.	32,000	158,104	0.10%
Toyo Kohan Co., Ltd.	3,000	10,103	0.01%
Toyo Seikan Group Holdings Ltd.	2,700	41,572	0.03%
Ube Industries Ltd.	16,000	29,685	0.02%
Zeon Corp.	3,000	35,210	0.02%
Total Materials		1,180,269	0.76%
Telecommunication Services
KDDI Corp.	700	36,420	0.02%
Utilities
Kyushu Electric Power Co., Inc.	1,100	16,593	0.01%
Shizuoka Gas Co., Ltd.	3,000	21,417	0.01%
Total Utilities		38,010	0.02%
Total Japan		7,574,384	4.89%
Luxembourg
Materials
Ternium SA – ADR	7,522	170,223	0.11%
Marshall Islands
Energy
Teekay Corp.	511	20,762	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Mexico
Telecommunication Services
America Movil SAB de CV – ADR	55,018	$1,196,641	0.77%
Netherlands
Industrials
Chicago Bridge & Iron Co. NV	1,023	61,032	0.04%
Russia
Telecommunication Services
Mobile Telesystems OJSC – ADR	801	15,171	0.01%
Singapore
Information Technology
Flextronics International Ltd.***	119	921	0.00%
South Africa
Energy
Sasol Ltd. – ADR	2,417	104,680	0.07%
South Korea
Telecommunication Services
KT Corp. – ADR	808	12,540	0.01%
SK Telecom Co., Ltd. – ADR	831	16,894	0.01%
Total Telecommunication Services		29,434	0.02%
Switzerland
Energy
Noble Corp.	4,724	177,528	0.12%
Weatherford International Ltd.***	6,210	85,077	0.05%
Total Energy		262,605	0.17%
Materials
Syngenta AG – ADR	223	17,363	0.01%
Total Switzerland		279,968	0.18%
Taiwan
Information Technology
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	972	17,807	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
United Kingdom
Consumer Staples
British American Tobacco Plc. – ADR	396	$40,764	0.03%
Energy
Rowan Cos Plc.***	14,024	477,798	0.31%
Financials
Barclays Plc. – ADR	4,774	81,731	0.05%
Total United Kingdom		600,293	0.39%
United States
Consumer Discretionary
Aaron's Inc.	701	19,635	0.01%
ANN Inc.***	27,991	929,301	0.60%
Apollo Group Inc. – Class A***	9,498	168,305	0.11%
Arctic Cat Inc.	264	11,875	0.01%
Ascena Retail Group Inc.***	2,075	36,209	0.02%
AutoNation Inc.***	342	14,839	0.01%
Best Buy Co., Inc.	885	24,187	0.02%
BJ's Restaurants Inc.***	3,117	115,641	0.07%
Blue Nile Inc.***	2,050	77,449	0.05%
Bob Evans Farms Inc.	131	6,154	0.00%
BorgWarner Inc.***	14,020	1,207,822	0.79%
Brunswick Corp./DE	1,927	61,568	0.04%
Buffalo Wild Wings Inc.***	612	60,074	0.04%
Cablevision Systems Corp. – Class A	44,877	754,831	0.49%
Capella Education Co.***	1,149	47,856	0.03%
Carter's Inc.	47	3,481	0.00%
CEC Entertainment Inc.	2,412	98,988	0.06%
Cheesecake Factory Inc.	273	11,436	0.01%
Choice Hotels International Inc.	2,428	96,367	0.06%
CTC Media Inc.	1,204	13,388	0.01%
DeVry Inc.	1,173	36,386	0.02%
DSW Inc. – Class A	5,273	387,407	0.25%
Finish Line Inc. – Class A	10,396	227,257	0.15%
Goodyear Tire & Rubber Co.***	9,376	143,359	0.09%
Harman International Industries Inc.***	4,104	222,437	0.14%
Hillenbrand Inc.	1,171	27,764	0.02%
Iconix Brand Group Inc.***	942	27,704	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
iRobot Corp.***	19,354	$769,709	0.50%
John Wiley & Sons Inc. – Class A	17,617	706,266	0.46%
Jones Group Inc.	4,785	65,794	0.04%
La-Z-Boy Inc.	7,188	145,701	0.09%
Leggett & Platt Inc.	288	8,954	0.01%
Life Time Fitness Inc.***	3,010	150,831	0.10%
LKQ Corp.***	1,905	49,054	0.03%
Men's Wearhouse Inc.	21,574	816,576	0.53%
Netflix Inc.***	563	118,844	0.08%
New York Times Co. – Class A***	2,470	27,318	0.02%
NIKE Inc. – Class B	3,792	241,475	0.16%
Polaris Industries Inc.	12,433	1,181,134	0.76%
Pool Corp.	2,108	110,480	0.07%
priceline.com Inc.***	1,465	1,211,744	0.79%
Ralph Lauren Corp.	1,716	298,138	0.19%
Red Robin Gourmet Burgers Inc.***	7,118	392,771	0.25%
Rent-A-Center Inc.	18,896	709,545	0.46%
Ruby Tuesday Inc.***	7,540	69,594	0.04%
Sally Beauty Holdings Inc.***	173	5,380	0.00%
Scholastic Corp.	1,126	32,981	0.02%
Scientific Games Corp. – Class A***	28,305	318,431	0.21%
Select Comfort Corp.***	5,114	128,157	0.08%
SHFL Entertainment Inc.***	18,712	331,390	0.21%
Shutterfly Inc.***	2,916	162,684	0.11%
Sotheby's	8,904	337,551	0.22%
Staples Inc.	76,367	1,211,180	0.79%
Steven Madden Ltd.***	533	25,787	0.02%
Tempur-Pedic International Inc.***	3,325	145,968	0.09%
Texas Roadhouse Inc.	426	10,659	0.01%
Thor Industries Inc.	5,053	248,507	0.16%
Time Warner Cable Inc.	9,437	1,061,474	0.68%
TRW Automotive Holdings Corp.***	7,312	485,809	0.31%
Vail Resorts Inc.	362	22,270	0.01%
VF Corp.	6,087	1,175,156	0.76%
Washington Post Co./The – Class B	119	57,569	0.03%
Wolverine World Wide Inc.	2,941	160,608	0.10%
Total Consumer Discretionary		17,827,209	11.51%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Consumer Staples
Andersons Inc.	550	$29,255	0.02%
B&G Foods Inc. – Class A	11,801	401,824	0.26%
Coca-Cola Co.	10,103	405,231	0.26%
Elizabeth Arden Inc.***	1,270	57,239	0.04%
General Mills Inc.	5,706	276,912	0.18%
Harris Teeter Supermarkets Inc.	1,275	59,747	0.04%
Hormel Foods Corp.	4,800	185,184	0.12%
Mondelez International Inc. – Class A	6,151	175,488	0.11%
Monster Beverage Corp.***	921	55,969	0.04%
Nu Skin Enterprises Inc. – Class A	657	40,156	0.03%
Philip Morris International Inc.	1,617	140,065	0.09%
Safeway Inc.	2,046	48,408	0.03%
Snyders-Lance Inc.	6,310	179,267	0.12%
Sysco Corp.	6,001	204,994	0.13%
Whole Foods Market Inc.	510	26,255	0.01%
Total Consumer Staples		2,285,994	1.48%
Energy
Apache Corp.	13,040	1,093,143	0.71%
Bristow Group Inc.	127	8,296	0.01%
Cabot Oil & Gas Corp.	477	33,877	0.02%
Carrizo Oil & Gas Inc.***	12,985	367,865	0.24%
Comstock Resources Inc.	819	12,883	0.01%
Concho Resources Inc.***	2,363	197,830	0.13%
CVR Energy Inc.	6,845	324,453	0.21%
Energen Corp.	2,097	109,589	0.07%
Gulfmark Offshore Inc. – Class A	3,834	172,875	0.11%
Helmerich & Payne Inc.	2,182	136,266	0.09%
Key Energy Services Inc.***	5,568	33,130	0.02%
Newfield Exploration Co.***	6,327	151,152	0.10%
Noble Energy Inc.	5,310	318,812	0.21%
Oil States International Inc.***	3,205	296,911	0.19%
Peabody Energy Corp.	19,629	287,369	0.18%
Rex Energy Corp.***	119	2,092	0.00%
SEACOR Holdings Inc.	6,192	514,246	0.33%
Spectra Energy Corp.	9,091	313,276	0.20%
Stone Energy Corp.***	1,333	29,366	0.02%
Swift Energy Co.***	6,514	78,103	0.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
TETRA Technologies Inc.***	5,139	$52,726	0.03%
Tidewater Inc.	674	38,398	0.02%
Whiting Petroleum Corp.***	9,205	424,258	0.27%
Total Energy		4,996,916	3.22%
Financials
Ares Capital Corp.	307	5,280	0.00%
Astoria Financial Corp.	324	3,493	0.00%
BlackRock Inc.	356	91,439	0.06%
Brown & Brown Inc.	85	2,740	0.00%
Charles Schwab Corp.	20,512	435,470	0.28%
CME Group Inc.	11,777	894,816	0.58%
CNO Financial Group Inc.	45,863	594,384	0.38%
Commerce Bancshares Inc.	2,860	124,582	0.08%
Community Bank System Inc.	358	11,044	0.01%
Cullen/Frost Bankers Inc.	413	27,576	0.02%
DFC Global Corp.***	100	1,381	0.00%
E*TRADE Financial Corp.***	15,016	190,103	0.12%
East West Bancorp Inc.	18,655	513,013	0.33%
Ezcorp Inc. – Class A***	560	9,453	0.01%
First Cash Financial Services Inc.***	840	41,336	0.03%
FirstMerit Corp.	56,435	1,130,393	0.73%
Forest City Enterprises Inc. – Class A***	609	10,907	0.01%
Greenhill & Co., Inc.	1,610	73,641	0.05%
Hancock Holding Co.	976	29,348	0.02%
Iberiabank Corp.	2,927	156,916	0.10%
Interactive Brokers Group Inc. – Class A	4,335	69,230	0.04%
Leucadia National Corp.	6,127	160,650	0.10%
Loews Corp.	143	6,349	0.00%
MarketAxess Holdings Inc.	847	39,597	0.03%
MetLife Inc.	26,659	1,219,915	0.80%
NASDAQ OMX Group Inc.	5,812	190,575	0.12%
Northern Trust Corp.	153	8,859	0.01%
Northwest Bancshares Inc.	21,138	285,574	0.18%
People's United Financial Inc.	79,079	1,178,277	0.76%
ProAssurance Corp.	2,714	141,562	0.09%
Prosperity Bancshares Inc.	1,832	94,879	0.06%
Prudential Financial Inc.	14,023	1,024,100	0.66%
Raymond James Financial Inc.	8,368	359,657	0.23%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Reinsurance Group of America Inc.	9,505	$656,891	0.42%
RLI Corp.	661	50,507	0.03%
Signature Bank/New York NY***	4,746	394,013	0.26%
SLM Corp.	678	15,499	0.01%
SVB Financial Group***	13,133	1,094,242	0.71%
TD Ameritrade Holding Corp.	34,393	835,406	0.54%
Umpqua Holdings Corp.	50,550	758,756	0.49%
US Bancorp/MN	17,619	636,927	0.41%
Webster Financial Corp.	14,199	364,630	0.24%
Total Financials		13,933,410	9.00%
Health Care
Achillion Pharmaceuticals Inc.***	8,754	71,608	0.05%
Agilent Technologies Inc.	392	16,762	0.01%
Akorn Inc.***	2,073	28,027	0.02%
Allscripts Healthcare Solutions Inc.***	1,863	24,107	0.02%
Auxilium Pharmaceuticals Inc.***	8,263	137,414	0.09%
Centene Corp.***	51	2,675	0.00%
Computer Programs & Systems Inc.	584	28,698	0.02%
CR Bard Inc.	10,822	1,176,135	0.76%
Cubist Pharmaceuticals Inc.***	1,622	78,343	0.05%
Cyberonics Inc.***	917	47,647	0.03%
Forest Laboratories Inc.***	22,582	925,862	0.60%
Health Management Associates Inc. – Class A***	39,953	628,061	0.41%
Hospira Inc.***	22,361	856,650	0.55%
Humana Inc.	14,088	1,188,744	0.77%
IDEXX Laboratories Inc.***	6,332	568,487	0.37%
Incyte Corp.***	938	20,636	0.01%
Integra LifeSciences Holdings Corp.***	2,401	87,949	0.06%
IPC The Hospitalist Co., Inc.***	2,211	113,557	0.07%
Laboratory Corp. of America Holdings***	9,411	942,041	0.61%
Luminex Corp.***	9,044	186,397	0.12%
Magellan Health Services Inc.***	10,674	598,598	0.39%
Masimo Corp.	9,963	211,216	0.14%
Meridian Bioscience Inc.	390	8,385	0.01%
Momenta Pharmaceuticals Inc.***	19,423	292,510	0.19%
Nektar Therapeutics***	85	982	0.00%
NxStage Medical Inc.***	21,020	300,166	0.19%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Quality Systems Inc.	4,155	$77,740	0.05%
Quest Diagnostics Inc.	9,300	563,859	0.36%
Salix Pharmaceuticals Ltd.***	8,892	588,206	0.38%
Techne Corp.	5,335	368,542	0.24%
UnitedHealth Group Inc.	18,344	1,201,164	0.77%
ViroPharma Inc.***	7,943	227,567	0.14%
Waters Corp.***	8,557	856,128	0.55%
WellPoint Inc.	14,324	1,172,276	0.75%
Total Health Care		13,597,139	8.78%
Industrials
AAR Corp.	991	21,782	0.01%
ABM Industries Inc.	5,759	141,153	0.09%
Acacia Research Corp.	1,896	42,376	0.03%
ACCO Brands Corp.***	491	3,123	0.00%
Actuant Corp.Class A	4,352	143,485	0.09%
Aerovironment Inc.***	5,247	105,884	0.07%
Alaska Air Group Inc.***	4,806	249,912	0.16%
Allegiant Travel Co.	1,200	127,188	0.08%
Applied Industrial Technologies Inc.	8,877	429,025	0.28%
Atlas Air Worldwide Holdings Inc.***	11,146	487,749	0.32%
Barnes Group Inc.	2,483	74,465	0.05%
CH Robinson Worldwide Inc.	2,543	143,196	0.09%
CLARCOR Inc.	1,679	87,661	0.06%
Colfax Corp.***	8,582	447,208	0.29%
Con-way Inc.	13,018	507,181	0.33%
Curtiss-Wright Corp.	1,002	37,134	0.02%
Danaher Corp.	1,228	77,732	0.05%
Donaldson Co., Inc.	1,066	38,014	0.02%
Dycom Industries Inc.***	1,562	36,145	0.02%
EnerSys Inc.	402	19,714	0.01%
Fastenal Co.	432	19,807	0.01%
FedEx Corp.	6,990	689,074	0.45%
Forward Air Corp.	48	1,837	0.00%
Franklin Electric Co., Inc.	579	19,483	0.01%
FTI Consulting Inc.***	375	12,334	0.01%
General Dynamics Corp.	12,221	957,271	0.62%
Healthcare Services Group Inc.	11,028	270,407	0.17%
HEICO Corp.	3,978	200,372	0.13%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Hertz Global Holdings Inc.***	11,019	$273,271	0.18%
Huron Consulting Group Inc.***	159	7,352	0.00%
IHS Inc. – Class A***	1,650	172,227	0.11%
II-VI Inc.***	3,341	54,325	0.04%
Illinois Tool Works Inc.	2,163	149,615	0.10%
Kaydon Corp.	2,150	59,233	0.04%
Kennametal Inc.	1,223	47,489	0.03%
Knight Transportation Inc.	6,107	102,720	0.07%
Moog Inc. – Class A***	370	19,066	0.01%
Navistar International Corp.***	2,097	58,213	0.04%
Nordson Corp.	1,778	123,233	0.08%
Orbital Sciences Corp.***	98	1,702	0.00%
Oshkosh Corp.***	3,497	132,781	0.09%
Pall Corp.	1,336	88,750	0.06%
Precision Castparts Corp.	5,201	1,175,478	0.76%
Quanex Building Products Corp.	408	6,871	0.00%
Raytheon Co.	232	15,340	0.01%
Regal-Beloit Corp.	389	25,223	0.02%
Simpson Manufacturing Co., Inc.	2,359	69,402	0.04%
Southwest Airlines Co.	6,812	87,807	0.06%
Stanley Black & Decker Inc.	2,189	169,210	0.11%
Tennant Co.	602	29,059	0.02%
Terex Corp.***	4,819	126,740	0.08%
Textron Inc.	5,775	150,439	0.10%
Trinity Industries Inc.	1,807	69,461	0.04%
Triumph Group Inc.	358	28,336	0.02%
Union Pacific Corp.	341	52,609	0.03%
United Parcel Service Inc. – Class B	6,019	520,523	0.34%
United Rentals Inc.***	2,839	141,694	0.09%
URS Corp.	2,512	118,617	0.08%
Wabash National Corp.***	7,289	74,202	0.05%
Waste Connections Inc.	4,905	201,792	0.13%
Waste Management Inc.	360	14,519	0.01%
Watts Water Technologies Inc. – Class A	302	13,693	0.01%
Werner Enterprises Inc.	4,209	101,732	0.07%
Woodward Inc.	24,309	972,360	0.62%
Total Industrials		10,845,796	7.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Information Technology
Acxiom Corp.***	1,173	$26,604	0.02%
Altera Corp.	16,913	557,960	0.36%
Anixter International Inc.***	148	11,220	0.01%
Apple Inc.	2,003	793,348	0.51%
Benchmark Electronics Inc.***	16,161	324,836	0.21%
Broadridge Financial Solutions Inc.	751	19,962	0.01%
Cabot Microelectronics Corp.***	366	12,082	0.01%
CACI International Inc. – Class A***	1,674	106,282	0.07%
Ciena Corp.***	34,762	675,078	0.44%
Cirrus Logic Inc.***	3,781	65,638	0.04%
Cisco Systems Inc.	49	1,191	0.00%
Cognex Corp.	222	10,039	0.01%
comScore Inc.***	11,773	287,143	0.19%
Constant Contact Inc.***	12,206	196,150	0.13%
CoStar Group Inc.***	1,333	172,050	0.11%
Cypress Semiconductor Corp.	102	1,094	0.00%
Dealertrack Technologies Inc.***	11,653	412,866	0.27%
Diebold Inc.	27,748	934,830	0.60%
Digital River Inc.***	19,150	359,446	0.23%
Diodes Inc.***	20,250	525,893	0.34%
Fairchild Semiconductor International Inc.***	3,103	42,821	0.03%
FARO Technologies Inc.***	682	23,065	0.01%
FEI Co.	2,529	184,592	0.12%
Harris Corp.	311	15,317	0.01%
Itron Inc.***	335	14,214	0.01%
Jabil Circuit Inc.	6,611	134,732	0.09%
Juniper Networks Inc.***	38,726	747,799	0.48%
Kulicke & Soffa Industries Inc.***	6,420	71,005	0.05%
LivePerson Inc.***	1,523	13,638	0.01%
LSI Corp.***	3,428	24,476	0.02%
ManTech International Corp. – Class A	1,228	32,075	0.02%
MicroStrategy Inc. – Class A***	188	16,348	0.01%
NetApp Inc.	6,952	262,647	0.17%
Netscout Systems Inc.***	989	23,083	0.01%
OmniVision Technologies Inc.***	15,581	290,586	0.19%
Oracle Corp.	1,108	34,038	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
OSI Systems Inc.***	1,279	$82,393	0.05%
Paychex Inc.	1,892	69,096	0.04%
Pegasystems Inc.	608	20,137	0.01%
Plexus Corp.***	5,171	154,561	0.10%
Rofin-Sinar Technologies Inc.***	1,066	26,586	0.02%
Rovi Corp.***	4,804	109,723	0.07%
Sapient Corp.***	42,574	556,016	0.36%
Silicon Laboratories Inc.***	1,329	55,034	0.04%
Stamps.com Inc.***	859	33,836	0.02%
SYNNEX Corp.***	10,493	443,644	0.29%
Teradata Corp.***	348	17,480	0.01%
Teradyne Inc.***	3,900	68,523	0.04%
TIBCO Software Inc.***	29,792	637,549	0.41%
Total System Services Inc.	8,508	208,276	0.13%
Ultimate Software Group Inc.***	85	9,970	0.01%
Ultratech Inc.***	5,889	216,244	0.14%
VeriFone Systems Inc.***	4,109	69,072	0.04%
Verint Systems Inc.***	1,118	39,655	0.03%
ViaSat Inc.***	10,863	776,270	0.50%
Volterra Semiconductor Corp.***	5,833	82,362	0.05%
Western Union Co.	41,602	711,810	0.46%
WEX Inc.***	169	12,962	0.01%
Total Information Technology		11,825,347	7.64%
Materials
Allegheny Technologies Inc.	1,174	30,888	0.02%
Axiall Corp.	2,083	88,694	0.06%
Boise Inc.	426	3,638	0.00%
Carpenter Technology Corp.	1,015	45,746	0.03%
Celanese Corp.	3,149	141,075	0.09%
Century Aluminum Co.***	24,219	224,752	0.15%
CF Industries Holdings Inc.	2,247	385,361	0.25%
Coeur Mining Inc.***	2,370	31,521	0.02%
Eastman Chemical Co.	2,025	141,770	0.09%
EI du Pont de Nemours & Co.	8,167	428,768	0.28%
Flotek Industries Inc.***	1,125	20,183	0.01%
HB Fuller Co.	273	10,322	0.01%
Innophos Holdings Inc.	669	31,557	0.02%
Kaiser Aluminum Corp.	341	21,122	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
LSB Industries Inc.***	327	$9,944	0.01%
Newmont Mining Corp.	921	27,584	0.02%
Nucor Corp.	6,536	283,140	0.18%
Praxair Inc.	100	11,516	0.01%
Royal Gold Inc.	186	7,827	0.01%
Schnitzer Steel Industries Inc. – Class A	5,800	135,604	0.09%
Schweitzer-Mauduit International Inc.	11,023	549,827	0.36%
Scotts Miracle-Gro Co. – Class A	5,578	269,473	0.17%
Sensient Technologies Corp.	292	11,817	0.01%
Sigma-Aldrich Corp.	876	70,395	0.05%
Sonoco Products Co.	2,576	89,052	0.05%
Steel Dynamics Inc.	8,469	126,273	0.08%
Stillwater Mining Co.***	4,047	43,465	0.02%
Worthington Industries Inc.	3,342	105,975	0.06%
Total Materials		3,347,289	2.16%
Telecommunication Services
Cogent Communications Group Inc.	1,555	43,773	0.03%
Level 3 Communications Inc.***	7,211	152,008	0.10%
Telephone & Data Systems Inc.	5,118	126,159	0.08%
tw telecom Inc.***	3,234	91,005	0.06%
Total Telecommunication Services		412,945	0.27%
Utilities
AGL Resources Inc.	2,409	103,250	0.07%
Alliant Energy Corp.	409	20,622	0.01%
American Water Works Co., Inc.	835	34,427	0.02%
CenterPoint Energy Inc.	3,250	76,343	0.05%
Cleco Corp.	267	12,397	0.01%
Edison International	7,442	358,407	0.23%
El Paso Electric Co.	757	26,730	0.02%
Exelon Corp.	299	9,233	0.01%
FirstEnergy Corp.	7,907	295,247	0.19%
Hawaiian Electric Industries Inc.	2,178	55,125	0.04%
MDU Resources Group Inc.	4,468	115,766	0.07%
Northeast Utilities	1,371	57,609	0.04%
ONEOK Inc.	9,879	408,101	0.26%
Pinnacle West Capital Corp.	921	51,088	0.03%
Portland General Electric Co.	508	15,540	0.01%
Questar Corp.	3,164	75,461	0.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Sempra Energy	1,377	$112,584	0.07%
South Jersey Industries Inc.	275	15,788	0.01%
Southwest Gas Corp.	822	38,461	0.03%
Total Utilities		1,882,179	1.22%
Total United States		$80,954,224	52.29%
Total investment securities sold short (proceeds – $96,418,054)		$97,472,034	62.95%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.

ADR — American Depositary Receipt

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
June 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value (cost – $109,949,118)	$109,368,788
Cash deposits with custodian*	43,000,035
Cash deposits with securities broker**	94,881,443
Cash deposits with futures broker (Restricted cash of $8,539,104)	8,539,104
Cash deposits with interbank market maker	29,634
Cash	3,520,800
Net unrealized gain on open futures contracts	3,295,484
Receivable for securities sold	56,208,077
Dividends receivable	130,929
Interest receivable	173,687
Prepaid expenses	6,221
Total Assets	$319,154,202
LIABILITIES
Securities sold short, at value (proceeds – $96,418,054)	$97,472,034
Payable for securities purchased	55,635,940
Accrued commissions and other fees on open futures and forward currency contracts	18,349
Net unrealized loss on open forward currency contracts	1,636,272
Redemptions payable	7,634,829
Incentive fee payable	853,026
Trading management fee payable	267,718
Sales fee payable	267,718
Dividends payable	121,699
Offering costs payable	75,476
Securities brokerage fees payable	197,903
Accounts payable	163,312
Total liabilities	164,344,276
NET ASSETS	$154,809,926
SHAREHOLDERS' CAPITAL (Net Asset Value)
110,383.728 shares outstanding at June 30, 2013; unlimited shares authorized	$154,809,926
Total shareholders' capital (Net Assets) (equivalent to $1,402.47 per share based on 110,383.728 shares outstanding)	$154,809,926

*	Including foreign currency valued at $1,225,969 with a cost of $1,229,175 with custodian.
**	Including foreign currency valued at $666,781 with a cost of $669,244 with securities broker.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Operations
For The Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $28,251)	$827,110
Interest income	1,072,300
Total investment income	1,899,410
EXPENSES
Trading management fee	1,540,439
Sales fee	1,514,940
Stock loan fees	1,197,100
Performance fees	853,026
Dividends on securities sold short	844,675
Custodian fees	509,081
Offering costs	351,836
Professional fees	126,773
Administrator fees and expenses	87,019
Trustees' fees	50,000
Total expenses	7,074,889
Net investment loss	(5,175,479)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments
Investment securities trading and foreign currency	13,622,314
Securities sold short and foreign currency	(13,708,672)
Futures trading, net of trading commissions and fees	10,796,735
Forwards trading, net of trading commissions and fees	10,252,740
Net realized gain from investments	20,963,117
Net change in unrealized appreciation (depreciation) on investments
Investment securities trading and foreign currency	(976,914)
Securities sold short and foreign currency	1,129,427
Futures trading	2,110,280
Forwards trading	(4,789,766)
Net change in unrealized depreciation of investments	(2,526,973)
Net realized and unrealized gain from investments	18,436,144
Net increase in net assets from operations	$13,260,665

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Changes in Shareholders’ Capital (Net Assets)
For The Six Months Ended June 30, 2013
And The Year Ended December 31, 2012 (Unaudited)

	Total Number of Shares	Shareholder's Capital (Net Assets)
Balances at January 1, 2012	101,847.787	$130,862,737
Increase (decrease) in net assets from operations:
Net investment loss		(8,908,026)
Net realized gain on investments		9,159,634
Net change in unrealized depreciation of investments		(1,726,159)
Net decrease in net assets from operations		(1,474,551)
Capital Transactions:
Shareholder subscriptions	32,971.866	43,987,961
Shareholder repurchases	(25,635.264)	(33,623,417)
Total capital transactions	7,336.602	10,364,544
Balances at December 31, 2012	109,184.389	$139,752,730
Increase (decrease) in net assets from operations:
Net investment loss		(5,175,479)
Net realized gain on investments		20,963,117
Net change in unrealized depreciation of investments		(2,526,973)
Net increase in net assets from operations		13,260,665
Capital Transactions:
Shareholder subscriptions	10,895.682	15,113,337
Shareholder repurchases	(9,696.343)	(13,316,806)
Total capital transactions	1,199.339	1,796,531
Balances at June 30, 2013	110,383.728	$154,809,926

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Financial Highlights (Unaudited)

The following information presents per share operating performance data and other supplemental financial data for the six month period ended June 30, 2013 and years ended December 31, 2012, 2011, 2010, 2009 and 2008. This information has been derived from information presented in the financial statements.

Per Unit Performance
(for a unit outstanding throughout the entire period)

	For the Period Ended June 30, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Net asset value per share, beginning of period	$1,279.97	$1,284.89	$1,287.08	$1,096.29	$1,110.00	$1,060.55
Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions(1)	169.14	73.87	72.69	256.41	49.51	67.61
Net investment income (loss)(1)	(46.64)	(78.79)	(74.88)	(65.62)	(63.22)	(18.16)
Total net income (loss) from operations	122.50	(4.92)	(2.19)	190.79	(13.71)	49.45
Net asset value per share, end of period	$1,402.47	$1,279.97	$1,284.89	$1,287.08	$1,096.29	$1,110.00
Total Return	9.57%	(0.38)%	(0.17)%	17.40%	(1.24)%	4.66%
Total Return prior to performance fee	10.17%	(0.38)%	(0.17)%	17.40%	(1.24)%	4.66%
Supplemental Data
Net Assets at the end of the period	$154,809,926	$139,752,730	$130,862,737	$125,652,640	$157,116,128	$198,228,981
Ratios to average net asset value:
Net expenses prior to performance fee(3)(4)	8.20%	8.45%	7.04%	7.18%	6.74%	3.74%
Performance fee(5)	0.56%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses(3)	8.76%	8.45%	7.04%	7.18%	6.74%	3.74%
Net investment income (loss)(3)(4)	(6.82)%	(5.94)%	(5.74)%	(5.94)%	(5.81)%	(1.66)%
Portfolio turnover rate(2)(4)	2,066%	2,502%	3,258%	3,219%	3,782%	4,471%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Financial Highlights (Unaudited)

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.
(3)	Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008.
(4)	Annualized.
(5)	Not Annualized.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A.	General Description of the Trust

The Trust engages in the speculative trading of securities, futures contracts and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

Per recent Commodity Futures Trading Commission (CFTC) regulations, as of January 1, 2013, the Trust no longer qualifies for a 4.5 exclusion from the requirement to be operated by a registered Commodity Pool Operator (CPO). The CFTC has confirmed that for a registered investment company, the appropriate CPO registrant is the investment adviser, not the board of directors. Pursuant to no-action relief granted by the CFTC and approval from the Trust’s Board of Trustees, Campbell & Company Investment Adviser LLC (the Adviser) delegated Campbell & Company, Inc. (CCI) to perform all of the duties and responsibilities as the CPO of the Trust. CCI, the Adviser’s parent corporation, was organized in April 1978 in Maryland as a successor to a partnership originally organized in January 1974. CCI commodity pool operator registration was effective with the CFTC on September 10, 1982 and its National Futures Association (NFA) membership was effective on July 1, 1982. CCI provides commodity pool operator services similar to those provided to the Trust and also advisory services to numerous other funds and individually managed accounts. The CFTC is an agency of the United States government which regulates most aspects of the commodity futures industry and the NFA is an industry self-regulatory organization.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet-Offsetting. The fair value of futures contracts as reported by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

F.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. See Note 1. D. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the six months ended June 30, 2013, the Trust did not have any Level 3 assets or liabilities.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

The following table sets forth by level within the fair value hierarchy the trust's investments accounted for at fair value on a recurring basis as of June 30, 2013.

	Fair Value at June 30, 2013
Description	Level 1	Level 2	Level 3	Total
Investments
Investments in securities	$97,493,919	$11,874,869	$0	$109,368,788
Securities sold short	(97,472,034)	0	0	(97,472,034)
Other Financial Instruments
Exchange traded futures contracts	3,295,484	0	0	3,295,484
Forward currency contracts	0	(1,636,272)	0	(1,636,272)
Total	$3,317,369	$10,238,597	$0	$13,555,966

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 11. See Condensed Schedule of Investments for additional detail categorization.

G.	Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2009 through 2012 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2013, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $75,476. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2013, the amount of unreimbursed offering costs incurred by the Adviser is $76,256.

I.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.	Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that subject to enforceable master netting agreements, to enable users of its financial statements to evaluate the effect or potential effect of those agreements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013. In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASU 2013-01). This update clarifies that the scope of ASU 2011-11 and 2013-01 are effective for interim and annual periods beginning on or after January 1, 2013. The adoption of the additional disclosure requirements are reflected in the Trust's financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services  –  Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”). ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company's status as an investment company. The amendments are effective for interim and annual reporting periods beginning after December 15, 2013. The Trust is currently evaluating the impact this pronouncement would have on the financial statements.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC. The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of  1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned. The fees are paid from the available cash held at the Trust's bank, brokers or custodian. Performance fees in the amount of $853,026 were earned during the six months ended June 30, 2013.

Note 3.	ADMINISTRATOR

SEI Investment Global Services (the Administrator) serves as the Administrator of the Trust. The Administrator receives fees at rates agreed upon between the Trust and the Administrator and is entitled to reimbursement of certain actual out-of-pocket expenses incurred while performing its duties. The Administrator's primary responsibilities are portfolio accounting and fund accounting services.

The Administration Agreement (the Agreement) with SEI is effective until July 31, 2015 and is automatically renewed for successive one year periods unless terminated by the Trust or SEI pursuant to giving of ninety days written notice prior to the last day of the current term. The Agreement may be terminated by the Trust or SEI giving at least thirty days prior notice in writing to the other party if at any time the other party or parties have been first (i) notified in writing that such party shall have materially failed to perform its duties and obligations under the Agreement (“Breach Notice”) and (ii) the party receiving the Breach Notice shall not have remedied the noticed failure within thirty days after receipt of the Breach Notice requiring it to be remedied.

Note 4.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to  1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 5.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the six months ended June 30, 2013.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Note 6.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Newedge USA, LLC (the futures broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with the futures broker. The Trust earns interest income on its assets deposited with the futures broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 7.	DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian's or securities broker's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 8.	DEPOSITS WITH INTERBANK MARKET MAKER

The Trust’s counterparty with regard to its forward currency transactions is the Royal Bank of Scotland PLC (RBS). The Trust has entered into an International Swap and Derivatives Association, Inc. agreement with RBS which governs these transactions. The credit ratings reported by the three major rating agencies for RBS were considered investment grade as of June 30, 2013. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with RBS. The Trust typically earns interest income on its assets deposited with RBS.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Note 9.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer (“Repurchase Request Deadline”) will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the six months ended June 30, 2013, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2013	Repurchase June 30, 2013
Commencement Date	February 15, 2013	May 16, 2013
Percentage of Outstanding Shares Tendered	3.8%	4.8%
Percentage of Outstanding Shares Repurchased	3.8%	4.8%
Amount of Repurchase	$5,681,977	$7,634,829

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 10.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the six months ended June 30, 2013 were 2,476,515,039 and $2,476,857,875, respectively.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

The U.S. federal income tax basis of the Trust's investments at June 30, 2013 was as follows:

Investment in securities	$109,368,788
Securities sold short	(97,472,034)
Open forward currency contracts	(1,593,751)
Open futures contracts	855,341

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $2,397,622 (gross unrealized appreciation was $3,529,922 and gross unrealized depreciation was $1,132,300).

Note 11.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts and forward currency contracts (collectively, “derivatives”). Specifically, the Fund trades a portfolio focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values, as well as metals, energy and agriculture values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative purposes, and all or a substantial amount of the Trust’s assets are subject to the risk of trading loss. Unlike an operating company, the risk market sensitive instruments is integral, not incidental, to the Trust’s main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sales securities not owned at the time of sale (“short sale”).

Market Risk

Market risks arise from changes in the fair value of the contracts and securities. Market movements result in frequent changes in the fair value of the Trust's open positions and, consequently, in its earnings and cash flow. The Trust's market risk is influenced by a wide variety of factors, including the level and volatility of exchange rates, interest rates, equity price levels, the fair value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades. Theoretically, the Trust is exposed to a market risk equal to the fair value of securities owned as well as the notional contract value of futures contracts and forward currency contracts purchased and unlimited

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

liability on securities, futures contracts and forwards currency contracts sold short. The Trust’s ultimate obligation to purchase a security sold short may exceed the amount record in the Statement of Assets and Liabilities. See Note 1. D. for an explanation of how the Trust determines its valuation for derivatives as well as the netting of derivatives and Note 1.E. for an explanation of how the Trust determines its valuation for investment securities.

The Trust adopted the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows.

The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of June 30, 2013 is as follows:

Type of Instrument*	Statement of Assets and Liabilities Location	Asset Derivatives at June 30, 2013 Fair Value	Liability Derivatives at June 30, 2013 Fair Value	Net
Agriculture Contracts	Net unrealized gain on open futures contracts	$824,469	$(219,561)	$604,908
Energy Contracts	Net unrealized gain on open futures contracts	120,459	(58,187)	62,272
Metal Contracts	Net unrealized gain on open futures contracts	3,568,249	(918,079)	2,650,170
Stock Indices Contracts	Net unrealized gain on open futures contracts	504,144	(414,841)	89,303
Short-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	225,085	(177,372)	47,713
Long-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	260,981	(419,863)	(158,882)
Forward Currency Contracts	Net unrealized loss on open forward currency contracts	9,795,574	(11,431,846)	(1,636,272)
Totals		$15,298,961	$(13,639,749)	$1,659,212

*	Derivatives not designated as hedging instruments under ASC 815.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

The trading gains and losses of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the six month period ended June 30, 2013 is as follows:

Type of Instrument	Trading Gains/(Losses) for the Six Months Ended June 30, 2013
Agriculture Contracts	$492,137
Energy Contracts	(1,125,145)
Metal Contracts	12,228,768
Stock Indices Contracts	6,991,170
Short-Term Interest Rate Contracts	(2,744,032)
Long-Term Interest Rate Contracts	(2,158,235)
Forward Currency Contracts	5,491,879
Totals	$19,176,542

Statement of Operations Location	Trading Gains/(Losses) for the Six Months Ended June 30, 2013
Net realized gain (loss) from investments:
Futures trading, net of trading commissions and fees**	$11,574,383
Forwards trading, net of trading commissions and fees**	10,281,647
Net change in unrealized appreciation (depreciation) on investments:
Future trading	2,110,280
Forwards trading	(4,789,768)
Totals	$19,176,542

**	Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees and does not include gains and losses on foreign currency cash balances at the futures broker.

For the six months ended June 30, 2013, the monthly average of futures contracts bought and sold was approximately 23,100 and the monthly average of notional value of forward currency contracts was $1,323,100,000.

Open contracts generally mature within twelve months; as of June 30, 2013, the latest maturity date for open futures contracts is September 2014 and the latest maturity date for open forward currency contracts is September 2013. However, the Trust intends to close all futures contracts and offset all forward currency contracts prior to maturity.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Credit Risk

The Trust trades futures contracts on exchanges that require margin deposits with the futures broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury Bills) deposited with a futures broker are considered commingled with all other customer funds subject to the futures broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Trust trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with forward currency contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has entered into a International Swaps and Derivatives Association Master Agreement (“ISDA Agreement”) with RBS. Under the terms of the ISDA agreement, upon the designation of an Event of Default, as defined in the ISDA Agreement, the non-defaulting party may set-off any sum or obligation owed by the defaulting party to the non-defaulting party against any sum or obligation owed by the non-defaulting party to the defaulting party. If any sum or obligation is unascertained, the non-defaulting party may in good faith estimate that sum or obligation and set-off in respect to that estimate, accounting to the other party when such sum or obligation is ascertained.

Under the terms of the master netting agreement with the futures broker, upon occurrence of a default by the Trust, as defined in respective account documents, the futures broker has the right to close out any or all open contracts held in the Trust’s account; sell any or all of the securities held; and borrow or buy any securities, contracts or other property for the Trust’s account. The Trust would be liable for any deficiency in its account resulting from such transactions.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency contracts and its cash management activities. In the event of a financial institution’s insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the interbank market maker at June 30, 2013 was $11,874,869, which equals approximately 8% of Net Asset Value.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to financial collateral (including U.S. Treasury Bills and cash collateral) held at clearing brokers and counterparties. Margin reflected in the Collateral tables is limited to the net amount of unrealized loss at each counterparty. Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the Collateral tables.

Offsetting of Derivative Assets as of June 30, 2013
Type of Instrument	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Unrealized Gain Presented in the Statement of Assets and Liabilities
Futures contracts	Newedge USA, LLC	$5,503,387	$(2,207,903)	$3,295,484
Forward currency contracts	Royal Bank of Scotland	9,795,574	(9,795,574)	0
Total derivatives		$15,298,961	$(12,003,477)	$3,295,484

Derivatives Assets and Collateral Received by Counterparty as of June 30, 2013
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Unrealized Gain in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Newedge USA, LLC	$3,295,484	$0	$0	$3,295,484
Royal Bank of Scotland	0	0	0	0
Total	$3,295,484	$0	$0	$3,295,484

Offsetting of Derivative Liabilities as of June 30, 2013
Type of Instrument	Counterparty	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Unrealized Loss Presented in the Statement of Assets and Liabilities
Futures contracts	Newedge USA, LLC	$2,207,903	$(2,207,903)	$0
Forward currency contracts	Royal Bank of Scotland	11,431,846	(9,795,574)	1,636,272
Total derivatives		$13,639,749	$(12,003,477)	$1,636,272

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Derivatives Liabilities and Collateral Received by Counterparty as of June 30, 2013
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Unrealized Loss in the Statement of Assets and Liabilities	Financial Instruments		Cash Collateral Received	Net Amount
Newedge USA, LLC	$0	$0		$0	$0
Royal Bank of Scotland	1,636,272	(1,636,272	)*	0	0
Total	$1,636,272	$(1,636,272)		$0	$0

*	Represents a portion of the $11,874,869 fair value in U.S. Treasury Bills held at the interbank market maker.

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser’s basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 30%. The Adviser’s attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per “risk unit” of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading fixed income instruments by limiting the duration of such instruments and requiring a minimum credit quality of the issuers of those instruments.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be credit worthy. The unitholder bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 12.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2013 (Unaudited)

Note 13.	SUBSEQUENT EVENTS

Management of the Trust has evaluated subsequent events through the date the financial statements were filed. There are no additional subsequent events to disclose or that would require adjustment to or disclosure in the financial statements.

Approval of Investment Advisory Agreement

At the meeting held on June 18, 2013 the Board of Trustees of the Campbell Multi-Strategy Trust (the “Trust”), including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Trust and Campbell & Company Investment Adviser LLC (“Campbell”) for an additional year.

In considering whether to continue the Trust’s Investment Advisory Agreement, the Trustees reviewed materials provided by Campbell and Trust Counsel, which included, among other things, performance and fee information for the Trust and other competitive funds, information regarding Campbell’s financial condition and the duties of the Trustees. The Trustees also met with investment management personnel from Campbell and considered information and other materials deemed relevant to the Board’s determination that had been provided at or prior to the meeting and throughout the year. The Trustees considered factors relating to both the selection of Campbell as the Trust’s Investment Adviser and the fees payable to Campbell. In particular, the Trustees considered the nature, extent and quality of services provided by Campbell, the investment performance of the Trust and Campbell, whether economies of scale are relevant to the overall fees, and the cost of the services provided and profits realized by Campbell from its relationship with the Trust.

Nature, extent and quality of services provided by Campbell.

First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust’s investments in accordance with the stated policies of the Trust. The Trustees considered Campbell’s ability to continue to perform the services required of it by the Trust, including Campbell’s financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement. The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell’s commitment to updating such program on a regular basis.

In addition, the Trustees considered the size, education, background and experience of Campbell’s staff. They also took into consideration Campbell’s quality of service and longevity in the industry. Lastly, the Trustees reviewed Campbell’s ability to attract and retain quality and experienced personnel. In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle

Approval of Investment Advisory Agreement

such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

After considering all of these factors, the Board of Trustees, including all of the Independent Trustees, unanimously approved the extension of the Investment Advisory Agreement between the Trust and Campbell for an additional year.

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

1

Item 6. Schedule of Investments

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks
Bermuda
Energy
Cosan Ltd. - Class A	68,601	$1,108,593	0.72%
Ship Finance International Ltd.	2,319	34,414	0.02%

Total Energy		1,143,007	0.74%
Financials
Arch Capital Group Ltd.	290	14,909	0.01%
Aspen Insurance Holdings Ltd	13,665	506,834	0.33%
Invesco Ltd.	6,726	213,887	0.14%
Platinum Underwriters Holdings Ltd.	3,625	207,423	0.13%
White Mountains Insurance Group Ltd.	59	33,921	0.02%

Total Financials		976,974	0.63%

Total Bermuda		2,119,981	1.37%

Brazil
Consumer Staples
BRF SA - ADR	4,403	95,589	0.06%
Energy
Ultrapar Participacoes SA - ADR	12,486	298,915	0.19%
Financials
Banco Bradesco SA - ADR	103,791	1,350,322	0.87%
Itau Unibanco Holding SA - ADR	1,432	18,501	0.01%
Total Financials		1,368,823	0.88%
Utilities
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	17,057	177,563	0.11%

Total Brazil		1,940,890	1.24%

Canada
Consumer Discretionary
Lions Gate Entertainment Corp.*	3,938	108,177	0.07%
Thomson Reuters Corp.	1,091	35,534	0.02%

Total Consumer Discretionary		143,711	0.09%
Energy
Canadian Natural Resources Ltd.	51	1,441	0.00%
Enbridge Inc.	119	5,006	0.00%
Enerplus Corp.	3,156	46,677	0.03%
Kodiak Oil & Gas Corp.*	3,366	29,924	0.02%
TransCanada Corp.	5,524	238,140	0.16%

Total Energy		321,188	0.21%
Financials
Bank of Montreal	10,978	637,053	0.41%
Bank of Nova Scotia	24,080	1,289,484	0.83%
Canadian Imperial Bank of Commercenada	4,335	307,698	0.20%

Total Financials		2,234,235	1.44%
Health Care
Catamaran Corp.*	5,074	247,206	0.16%
Valeant Pharmaceuticals International Inc.*	605	52,078	0.03%

See Accompanying Notes to the Financial Statements.

2

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)

Total Health Care		$299,284	0.19%
Industrials
Canadian Pacific Railway Ltd.	10,821	1,313,453	0.85%
Materials
Methanex Corp.	1,260	53,916	0.04%
Yamana Gold Inc.	171	1,626	0.00%

Total Materials		55,542	0.04%
Telecommunication Services
BCE Inc.	33,843	1,388,240	0.90%
Rogers Communications Inc. - Class B	14,577	571,418	0.37%

Total Telecommunication Services		1,959,658	1.27%

Total Canada		6,327,071	4.09%

Cayman Islands
Consumer Discretionary
Melco Crown Entertainment Ltd. - ADR*	6,138	137,246	0.09%
Information Technology
NetEase Inc.	2,024	127,856	0.08%
SINA Corp.*	2,213	123,330	0.08%

Total Information Technology		251,186	0.16%

Total Cayman Islands		388,432	0.25%

China
Energy
China Petroleum & Chemical Corp. - ADR	2,128	194,712	0.13%

Denmark
Health Care
Novo Nordisk A/S - ADR	647	100,266	0.06%

India
Consumer Discretionary
Tata Motors Ltd. - ADR	6,483	151,962	0.10%
Financials
HDFC Bank Ltd. - ADR	8,762	317,535	0.21%
ICICI Bank Ltd. - ADR	16,947	648,223	0.41%

Total Financials		965,758	0.62%
Materials
Sterlite Industries India Ltd. - ADR	1,460	8,526	0.01%

Total India		1,126,246	0.73%

Ireland
Financials
XL Group Plc.	3,374	102,300	0.07%
Information Technology
Seagate Technology Plc.	3,656	163,898	0.11%

Total Ireland		266,198	0.18%

Japan
Consumer Discretionary
Aoyama Trading Co., Ltd.	2,300	61,109	0.04%

See Accompanying Notes to the Financial Statements.

3

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Arcland Sakamoto Co., Ltd.	100	$1,557	0.00%
Asahi Co., Ltd.	100	1,470	0.00%
Asatsu-DK Inc.	300	6,988	0.00%
Autobacs Seven Co., Ltd.	1,900	28,871	0.02%
Benesse Holdings Inc.	2,200	79,304	0.06%
Bridgestone Corp.	200	6,816	0.00%
Canon Marketing Japan Inc.	600	8,028	0.01%
Chiyoda Co., Ltd.	500	12,801	0.01%
Daihatsu Motor Co., Ltd.	2,000	37,913	0.02%
DCM Holdings Co., Ltd.	2,600	20,422	0.01%
Don Quijote Co Ltd.	400	19,461	0.01%
Doshisha Co., Ltd.	1,400	19,961	0.01%
Doutor Nichires Holdings Co., Ltd.	1,600	22,570	0.01%
Fields Corp.	300	4,734	0.00%
Foster Electric Co., Ltd.	1,100	18,068	0.01%
Fujitsu General Ltd.	1,000	9,730	0.01%
Futaba Industrial Co., Ltd.*	1,900	8,659	0.01%
Gakken Holdings Co., Ltd.	2,000	5,526	0.00%
Geo Holdings Corp.	23	20,756	0.01%
Gulliver International Co., Ltd.	200	1,343	0.00%
Hakuhodo DY Holdings Inc.	150	10,512	0.01%
Higashi Nihon House Co., Ltd.	1,000	5,778	0.00%
Honda Motor Co., Ltd. - ADR	4,006	149,225	0.11%
Isuzu Motors Ltd.	11,000	75,311	0.06%
J Front Retailing Co., Ltd.	2,000	15,952	0.01%
Joshin Denki Co., Ltd.	2,000	16,718	0.01%
Komeri Co., Ltd.	800	20,102	0.01%
Kura Corp.	1,900	32,990	0.02%
LEC Inc.	500	5,742	0.00%
MOS Food Services Inc.	3,400	63,012	0.04%
Nice Holdings Inc.	3,000	6,201	0.00%
Nifco Inc.	300	6,355	0.00%
Nikon Corp.	1,700	39,665	0.03%
Nippon Piston Ring Co., Ltd.	5,000	8,369	0.01%
Nissan Motor Co., Ltd.	2,900	29,387	0.02%
Nissan Shatai Co., Ltd.	2,000	22,526	0.01%
Nissin Kogyo Co., Ltd.	2,100	38,072	0.02%
NOK Corp.	800	12,721	0.01%
Pal Co., Ltd.	500	14,525	0.01%
Panasonic Corp.	200	1,607	0.00%
Press Kogyo Co., Ltd.	12,000	51,182	0.03%
Rakuten Inc.	1,100	13,010	0.01%
Ryohin Keikaku Co., Ltd.	700	57,454	0.04%
Sangetsu Co., Ltd.	900	22,524	0.01%
Seiko Holdings Corp.	12,000	48,520	0.03%
Sekisui House Ltd.	1,000	14,459	0.01%
Sharp Corp.	2,000	8,067	0.01%
Sony Corp.	600	12,572	0.01%
St Marc Holdings Co., Ltd.	200	9,024	0.01%
Sumitomo Forestry Co., Ltd.	5,500	66,882	0.04%
Tact Home Co., Ltd.	6	10,872	0.01%
Takashimaya Co., Ltd.	1,000	10,134	0.01%
Toei Co., Ltd.	2,000	12,866	0.01%
Toho Co., Ltd.	800	16,472	0.01%
Token Corp.	190	10,518	0.01%

See Accompanying Notes to the Financial Statements.

4

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Topre Corp.	400	$3,457	0.00%
Toyoda Gosei Co., Ltd.	1,100	26,963	0.02%
Toyota Industries Corp.	500	20,469	0.01%
VT Holdings Co., Ltd.	300	3,666	0.00%
Yamaha Motor Co., Ltd.	1,600	20,731	0.01%

Total Consumer Discretionary		1,410,699	0.91%
Consumer Staples
Ajinomoto Co., Inc.	2,000	29,362	0.02%
Asahi Group Holdings Ltd.	1,300	32,259	0.02%
Cawachi Ltd.	600	12,469	0.01%
Coca-Cola West Co., Ltd.	1,600	28,394	0.02%
Cocokara fine Inc.	1,300	41,291	0.03%
Ezaki Glico Co., Ltd.	2,000	19,057	0.01%
Heiwado Co., Ltd.	1,500	25,243	0.02%
Ito En Ltd.	1,700	39,357	0.03%
Izumiya Co., Ltd.	5,000	22,738	0.01%
Japan Tobacco Inc.	500	17,671	0.01%
J-Oil Mills Inc.	1,000	3,106	0.00%
Kikkoman Corp.	8,000	133,098	0.08%
Kirin Holdings Co., Ltd.	4,000	62,677	0.04%
Kobayashi Pharmaceutical Co., Ltd.	100	5,274	0.00%
Lion Corp.	4,000	23,191	0.01%
Mandom Corp.	1,400	46,584	0.03%
Mitsubishi Shokuhin Co., Ltd.	500	12,463	0.01%
Morinaga & Co., Ltd.	2,000	4,033	0.00%
Nichirei Corp.	2,000	10,366	0.01%
Nippon Suisan Kaisha Ltd.	4,500	8,848	0.01%
Nisshin Seifun Group Inc.	1,000	11,979	0.01%
Nissin Foods Holdings Co., Ltd.	1,100	44,532	0.03%
Pigeon Corp.	600	47,794	0.03%
Rock Field Co., Ltd.	2,500	47,315	0.03%
Seven & I Holdings Co., Ltd.	800	29,241	0.02%
Sundrug Co., Ltd.	600	25,470	0.02%
Takara Holdings Inc.	4,000	34,888	0.02%
Unicharm Corp.	1,900	107,477	0.07%
Warabeya Nichiyo Co., Ltd.	1,200	18,368	0.01%

Total Consumer Staples		944,545	0.61%
Energy
AOC Holdings Inc.	500	1,568	0.00%
Cosmo Oil Co., Ltd.	11,000	20,297	0.01%
Modec Inc.	700	20,427	0.01%
Showa Shell Sekiyu K.K.	1,400	11,519	0.01%

Total Energy		53,811	0.03%
Financials
Aichi Bank Ltd.	100	4,512	0.00%
Aomori Bank Ltd.	7,000	17,504	0.01%
Bank of Nagoya Ltd.	1,000	3,922	0.00%
Bank of the Ryukyus Ltd.	900	11,316	0.01%
Bank of Yokohama Ltd.	5,000	25,813	0.02%
Century Tokyo Leasing Corp.	1,400	36,449	0.02%
Chugoku Bank Ltd.	7,000	98,251	0.07%

See Accompanying Notes to the Financial Statements.

5

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Daibiru Corp.	900	$10,028	0.01%
Daikyo Inc.	21,000	62,889	0.04%
Daishi Bank Ltd.	18,000	59,350	0.04%
Daiwa House Industry Co., Ltd.	5,000	93,320	0.07%
Hitachi Capital Corp.	900	17,814	0.01%
Hyakugo Bank Ltd.	7,000	29,080	0.02%
Juroku Bank Ltd.	9,000	32,851	0.02%
Kagoshima Bank Ltd.	5,000	31,812	0.02%
Keiyo Bank Ltd.	3,000	15,125	0.01%
Kenedix Inc.*	3,000	12,584	0.01%
Monex Group Inc.	3	1,084	0.00%
Nisshin Fudosan Co.	700	4,644	0.00%
Nomura Holdings Inc.	100	737	0.00%
Ogaki Kyoritsu Bank Ltd.	1,000	2,914	0.00%
Oita Bank Ltd.	5,000	15,881	0.01%
ORIX Corp.	300	4,099	0.00%
Resona Holdings Inc.	4,100	19,968	0.01%
Ricoh Leasing Co., Ltd.	100	2,673	0.00%
Shizuoka Bank Ltd.	1,000	10,779	0.01%
Sumitomo Mitsui Financial Group Inc.	1,400	64,230	0.04%
T&D Holdings Inc.	2,400	32,282	0.02%
Tosei Corp.	5,100	36,306	0.02%
Toyo Securities Co., Ltd.	7,000	21,175	0.01%

Total Financials		779,392	0.50%
Health Care
Chugai Pharmaceutical Co., Ltd.	1,700	35,244	0.03%
CMIC Holdings Co., Ltd.	400	8,208	0.01%
Daiichi Sankyo Co Ltd	400	6,679	0.00%
Eiken Chemical Co., Ltd.	100	1,588	0.00%
EPS Corp.	15	16,698	0.01%
Fuji Pharma Co., Ltd.	300	5,753	0.00%
Kaken Pharmaceutical Co., Ltd.	1,000	14,832	0.01%
KYORIN Holdings Inc.	900	20,691	0.01%
Medipal Holdings Corp.	600	8,131	0.01%
Nichi-iko Pharmaceutical Co., Ltd.	700	15,069	0.01%
Nihon Kohden Corp.	400	15,286	0.01%
Olympus Corp.	600	18,240	0.01%
Rohto Pharmaceutical Co., Ltd.	1,000	14,207	0.01%
Santen Pharmaceutical Co., Ltd.	300	12,917	0.01%
Ship Healthcare Holdings Inc.	800	29,443	0.02%
Suzuken Co., Ltd.	400	13,471	0.01%
Sysmex Corp.	300	19,632	0.01%
Takeda Pharmaceutical Co., Ltd.	500	22,586	0.01%
Tokai Corp.	300	8,464	0.01%

Total Health Care		287,139	0.19%
Industrials
Aeon Delight Co., Ltd.	1,700	30,837	0.02%
Amada Co., Ltd.	7,000	46,231	0.03%
Central Japan Railway Co.	200	24,462	0.02%
Chiyoda Corp.	2,000	23,534	0.02%
COMSYS Holdings Corp.	1,100	14,053	0.01%
Daifuku Co., Ltd.	11,000	80,303	0.05%

See Accompanying Notes to the Financial Statements.

6

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Daihatsu Diesel Manufacturing Co., Ltd.	2,000	$8,107	0.01%
Daikin Industries Ltd.	1,900	76,824	0.05%
Daiseki Co., Ltd.	400	7,002	0.00%
East Japan Railway Co.	1,000	77,741	0.05%
Fujikura Ltd.	1,000	3,549	0.00%
Glory Ltd.	500	11,727	0.01%
Hankyu Hanshin Holdings Inc.	12,000	68,364	0.04%
Hino Motors Ltd.	8,000	117,448	0.08%
Hitachi Construction Machinery Co., Ltd.	4,000	80,867	0.05%
Hitachi Koki Co., Ltd.	4,200	33,583	0.02%
Hosokawa Micron Corp.	7,000	47,925	0.03%
Iino Kaiun Kaisha Ltd.	100	543	0.00%
Inaba Denki Sangyo Co., Ltd.	500	12,876	0.01%
ITOCHU Corp.	9,800	113,142	0.07%
Iwatani Corp.	16,000	56,305	0.04%
JTEKT Corp.	200	2,251	0.00%
Kajima Corp.	6,000	19,904	0.01%
Kamei Corp.	2,100	16,072	0.01%
Kanamoto Co., Ltd.	2,000	39,950	0.03%
Keihan Electric Railway Co., Ltd.	1,000	4,174	0.00%
Kintetsu Corp.	14,000	61,548	0.04%
Kubota Corp.	3,000	43,801	0.03%
Kyokuto Kaihatsu Kogyo Co., Ltd.	700	6,966	0.00%
Maeda Corp.	6,000	29,705	0.02%
Makita Corp.	500	27,023	0.02%
Marubeni Corp.	11,000	73,537	0.05%
Matsuda Sangyo Co., Ltd.	2,300	28,757	0.02%
Meitec Corp.	300	6,973	0.00%
Mitsubishi Heavy Industries Ltd.	23,000	127,783	0.09%
Mitsubishi Logistics Corp.	1,000	13,965	0.01%
Mitsui-Soko Co., Ltd.	1,000	4,961	0.00%
Nabtesco Corp.	700	14,561	0.01%
Nankai Electric Railway Co., Ltd.	9,000	34,394	0.02%
Nichiha Corp.	300	4,468	0.00%
Nihon M&A Center Inc.	100	5,576	0.00%
Nippo Corp.	1,000	16,456	0.01%
Nippon Densetsu Kogyo Co., Ltd.	1,000	10,355	0.01%
Nippon Express Co., Ltd.	11,000	52,241	0.03%
Nippon Road Co., Ltd.	1,000	5,223	0.00%
Nishio Rent All Co., Ltd.	100	2,001	0.00%
Noritake Co., Ltd.	7,000	18,210	0.01%
NTN Corp.*	2,000	6,171	0.00%
Obayashi Road Corp.	5,000	19,662	0.01%
Oiles Corp.	300	6,222	0.00%
Oyo Corp.	600	9,359	0.01%
Park24 Co., Ltd.	1,200	21,768	0.01%
Sanwa Holdings Corp.	9,000	48,551	0.03%
Sato Corp.	500	9,332	0.01%
SHO-BOND Holdings Co., Ltd.	500	19,687	0.01%
Sodick Co., Ltd.	4,500	21,825	0.01%
Sohgo Security Services Co., Ltd.	600	10,860	0.01%
Sumitomo Densetsu Co., Ltd.	600	8,621	0.01%
Sumitomo Warehouse Co., Ltd.	5,000	28,586	0.02%

See Accompanying Notes to the Financial Statements.

7

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Tadano Ltd.	1,000	$12,806	0.01%
Taisei Corp.	9,000	32,579	0.02%
Takara Standard Co., Ltd.	2,000	13,854	0.01%
TOA ROAD Corp.	10,000	42,854	0.03%
Toda Corp.	3,000	8,319	0.01%
Tomoe Engineering Co., Ltd.	900	14,765	0.01%
Toshiba Machine Co., Ltd.	2,000	9,781	0.01%
TOTO Ltd.	2,000	20,348	0.01%
Toyo Engineering Corp.	9,000	38,750	0.03%
Toyota Tsusho Corp.	2,400	61,879	0.04%
Tsubakimoto Chain Co.	2,000	11,817	0.01%
Tsugami Corp.	5,000	29,040	0.02%
Union Tool Co.	3,200	57,240	0.04%
Ushio Inc.	400	5,276	0.00%
Wakita & Co., Ltd.	6,000	53,058	0.03%

Total Industrials		2,229,288	1.44%
Information Technology
Advantest Corp.	500	8,228	0.01%
Ai Holdings Corp.	1,500	13,219	0.01%
Anritsu Corp.	2,300	27,250	0.02%
Axell Corp.	800	14,730	0.01%
Brother Industries Ltd.	100	1,126	0.00%
Citizen Holdings Co., Ltd.	4,300	24,020	0.02%
Disco Corp.	200	13,814	0.01%
Enplas Corp.	300	22,203	0.01%
ESPEC Corp.	3,500	24,421	0.02%
GMO internet Inc.	6,300	60,348	0.04%
Gurunavi Inc.	4,900	49,457	0.03%
Hirose Electric Co., Ltd.	700	92,321	0.05%
Hitachi Kokusai Electric Inc.	1,000	11,999	0.01%
Hitachi Ltd.	4,000	25,692	0.02%
Hosiden Corp.	700	3,903	0.00%
Ibiden Co., Ltd.	400	6,239	0.00%
Internet Initiative Japan Inc.	700	26,927	0.02%
IT Holdings Corp.	1,700	22,592	0.01%
Japan Aviation Electronics Industry Ltd.	4,000	38,719	0.03%
Japan Digital Laboratory Co., Ltd.	5,700	57,934	0.04%
Keyence Corp.	100	31,913	0.02%
Koa Corp.	1,900	16,361	0.01%
Mimasu Semiconductor Industry Co., Ltd.	6,000	50,396	0.03%
Mitsumi Electric Co., Ltd.	500	3,484	0.00%
Murata Manufacturing Co., Ltd.	600	45,677	0.03%
NEC Fielding Ltd.	500	6,100	0.00%
Nihon Dempa Kogyo Co., Ltd.	2,300	21,638	0.01%
Nihon Unisys Ltd.	3,000	22,506	0.01%
Nintendo Co., Ltd.	200	23,595	0.02%
OBIC Business Consultants Ltd.	50	2,763	0.00%
Obic Co., Ltd.	20	5,233	0.00%
Omron Corp.	2,900	86,320	0.06%
Ryoyo Electro Corp.	1,000	8,188	0.01%
Sanken Electric Co., Ltd.	2,000	9,418	0.01%
SCSK Corp.	500	9,629	0.01%

See Accompanying Notes to the Financial Statements.

8

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Shibaura Mechatronics Corp.*	2,000	$4,699	0.00%
Shinkawa Ltd.	2,300	17,185	0.01%
Shinko Electric Industries Co., Ltd.	100	1,172	0.00%
SMK Corp.	2,000	5,626	0.00%
Taiyo Yuden Co., Ltd.	300	4,571	0.00%
Tokyo Seimitsu Co., Ltd.	400	8,910	0.01%
Toyo Corp.	800	9,938	0.01%
Y A C Co., Ltd.	100	561	0.00%
Yaskawa Electric Corp.	3,000	36,511	0.02%
Yokogawa Electric Corp.	1,600	19,150	0.01%
Zappallas Inc.	19	13,353	0.01%

Total Information Technology		1,010,039	0.65%
Materials
Aichi Steel Corp.	3,000	13,280	0.01%
Air Water Inc.	2,000	28,172	0.02%
Asahi Kasei Corp.	8,000	52,917	0.03%
Denki Kagaku Kogyo KK	7,000	25,410	0.02%
Dowa Holdings Co., Ltd.	4,000	35,694	0.02%
Hokuetsu Kishu Paper Co., Ltd.	4,500	19,193	0.01%
JFE Holdings Inc.	1,100	24,146	0.02%
JSR Corp.	700	14,159	0.01%
Kansai Paint Co., Ltd.	2,000	25,531	0.02%
Krosaki Harima Corp.	4,000	7,502	0.00%
Kuraray Co., Ltd.	3,400	47,722	0.03%
Kyoei Steel Ltd.	1,400	20,667	0.01%
Maruichi Steel Tube Ltd.	100	2,554	0.00%
Mitsubishi Gas Chemical Co., Inc.	2,000	14,701	0.01%
Nihon Nohyaku Co., Ltd.	1,000	9,529	0.01%
Nippon Paint Co., Ltd.	2,000	24,119	0.02%
Nippon Steel & Sumitomo Metal Corp.	17,000	45,939	0.03%
Nippon Synthetic Chemical Industry Co., Ltd.	4,000	42,349	0.03%
Nissan Chemical Industries Ltd.	1,500	20,207	0.01%
Nittetsu Mining Co., Ltd.	16,000	61,628	0.04%
Nitto Denko Corp.	100	6,433	0.00%
Osaka Steel Co Ltd	100	1,664	0.00%
Pacific Metals Co., Ltd.	10,000	41,341	0.03%
Rengo Co., Ltd.	3,000	14,429	0.01%
Sakai Chemical Industry Co., Ltd.	1,000	2,672	0.00%
Shin-Etsu Chemical Co., Ltd.	500	33,174	0.02%
Shinto Paint Co., Ltd.	1,000	2,077	0.00%
Showa Denko K.K.	74,000	97,745	0.07%
Sumitomo Bakelite Co., Ltd.	7,000	26,186	0.02%
Sumitomo Osaka Cement Co., Ltd.	13,000	41,422	0.03%
Taiyo Holdings Co., Ltd.	200	6,473	0.00%
Tenma Corp.	100	1,174	0.00%
Toho Zinc Co., Ltd.	2,000	5,747	0.00%
Tokushu Tokai Paper Co., Ltd.	1,000	1,996	0.00%
Tokyo Ohka Kogyo Co., Ltd.	1,300	29,887	0.02%
Toray Industries Inc.	4,000	25,894	0.02%
Yamato Kogyo Co., Ltd.	200	6,120	0.00%
Yodogawa Steel Works Ltd.	3,000	11,949	0.01%

Total Materials		891,802	0.58%

See Accompanying Notes to the Financial Statements.

9

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Telecommunication Services
Softbank Corp.	700	$40,867	0.03%
Utilities
Chugoku Electric Power Co., Inc.	2,200	34,561	0.02%
Shikoku Electric Power Co., Inc.	500	9,029	0.01%
Toho Gas Co., Ltd.	6,000	31,036	0.02%
Tokyo Gas Co., Ltd.	6,000	33,154	0.02%

Total Utilities		107,780	0.07%

Total Japan		7,755,362	5.01%

Mexico
Consumer Staples
Coca-Cola Femsa SAB de CV - ADR	2,277	319,440	0.21%

Netherlands
Consumer Staples
Unilever NV	10,122	397,896	0.26%
Energy
Core Laboratories NV	777	117,840	0.08%

Total Netherlands		515,736	0.34%

Norway
Energy
Statoil ASA - ADR	22,412	463,704	0.30%

Panama
Energy
McDermott International Inc.*	15,089	123,428	0.08%

South Korea
Financials
KB Financial Group Inc. - ADR	1,446	42,845	0.03%

Sweden
Information Technology
Telefonaktiebolaget LM Ericsson - ADR	17,932	202,273	0.13%

Switzerland
Energy
Transocean Ltd.	5,327	255,430	0.16%
Health Care
Novartis AG - ADR	12,261	866,974	0.56%
Information Technology
TE Connectivity Ltd.	375	17,078	0.01%

Total Switzerland		1,139,482	0.73%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri AS - ADR*	2,449	35,192	0.02%

United Kingdom
Consumer Discretionary
InterContinental Hotels Group Plc.	6,890	189,268	0.12%
Financials
HSBC Holdings Plc. - ADR	15,640	811,716	0.53%
Prudential Plc. - ADR	4,387	143,543	0.09%

See Accompanying Notes to the Financial Statements.

10

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)

Total Financials		$955,259	0.62%
Health Care
GlaxoSmithKline Plc. - ADR	6,418	320,707	0.21%
Information Technology
ARM Holdings Plc. - ADR	5,155	186,508	0.12%
Materials
BHP Billiton Plc. - ADR	9,274	475,478	0.31%

Total United Kingdom		2,127,220	1.38%

United States
Consumer Discretionary
Abercrombie & Fitch Co. - Class A	3,532	159,823	0.10%
American Axle & Manufacturing Holdings Inc.*	399	7,433	0.00%
American Eagle Outfitters Inc.	6,117	111,696	0.07%
Asbury Automotive Group Inc.*	1,564	62,716	0.04%
Bally Technologies Inc.*	407	22,963	0.01%
Brown Shoe Co., Ltd.	3,654	78,671	0.05%
Cabela's Inc. *	965	62,493	0.04%
CarMax Inc. *	7,765	358,432	0.23%
Chico's FAS Inc.	3,172	54,114	0.03%
Children's Place Retail Stores Inc.*	2,671	146,371	0.09%
Chipotle Mexican Grill Inc. *	48	17,489	0.01%
Cinemark Holding Inc.	11,726	327,390	0.21%
Comcast Corp. - Class A	7,709	322,853	0.21%
Cracker Barrel Old Country Store Inc.	568	53,767	0.03%
Dana Holding Corp.	3,171	61,073	0.04%
Darden Restaurants Inc.	7,378	372,442	0.24%
Dillard's Inc. - Class A	965	79,101	0.05%
DineEquity Inc.	2,104	144,902	0.09%
Domino's Pizza Inc.	1,279	74,374	0.05%
DR Horton Inc.	44,450	945,897	0.62%
Ford Motor Co.	20,812	321,962	0.21%
Gannett Co., Inc.	11,571	283,027	0.18%
Gap Inc.	4,143	172,887	0.11%
Gentex Corp.	872	20,100	0.01%
G-III Apparel Group Ltd.*	476	22,905	0.01%
Group 1 Automotive Inc.	1,037	66,710	0.04%
Guess? Inc.	786	24,390	0.02%
Hibbett Sports Inc.*	341	18,926	0.01%
International Game Technology	4,437	74,142	0.05%
Interpublic Group of Companies, Inc.	784	11,407	0.01%
Jack in the Box Inc.*	222	8,722	0.01%
Jarden Corp.*	24,393	1,067,195	0.70%
Johnson Controls Inc.	5,874	210,230	0.14%
Krispy Kreme Doughnuts Inc.*	4,322	75,419	0.05%
Las Vegas Sands Corp.	3,038	160,801	0.10%
Lennar Corp. - Class A	19,236	693,266	0.45%
Lithia Motors Inc. - Class A	1,128	60,134	0.04%
Live Nation Entertainment Inc.*	1,711	26,521	0.02%
Maidenform Brands Inc. *	647	11,213	0.01%
Marriott International Inc. - Class A	631	25,473	0.02%
MDC Holdings Inc.	5,163	167,849	0.11%

See Accompanying Notes to the Financial Statements.

11

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Meritage Homes Corp. *	649	$28,141	0.02%
MGM Resorts International*	1,180	17,440	0.01%
National CineMedia Inc.	505	8,529	0.01%
NVR Inc.*	229	211,138	0.14%
Omnicom Group Inc.	1,773	111,469	0.07%
Oxford Industries Inc.	490	30,576	0.02%
PetSmart Inc.	1,562	104,638	0.07%
PulteGroup Inc. *	10,259	194,613	0.13%
PVH Corp.	546	68,277	0.04%
Regis Corp.	21,120	346,790	0.22%
Ross Stores Inc.	357	23,137	0.01%
Ryland Group Inc.	6,432	257,923	0.17%
Saks Inc.*	3,308	45,121	0.03%
Scripps Networks Interactive Inc. - Class A	1,705	113,826	0.07%
Sonic Automotive Inc. - Class A	8,590	181,593	0.12%
Stage Stores Inc.	20,614	484,430	0.31%
Starwood Hotels & Resorts Worldwide Inc.	2,819	178,133	0.12%
Tenneco Inc. *	171	7,743	0.01%
Tupperware Brands Corp.	3,825	297,164	0.19%
Ulta Salon Cosmetics & Fragrance Inc. *	183	18,329	0.01%
Urban Outfitters Inc.*	5,538	222,738	0.14%
Yum! Brands Inc.	3,218	223,136	0.14%

Total Consumer Discretionary		10,162,163	6.56%
Consumer Staples
Avon Products Inc.	11,695	245,946	0.16%
Brown-Forman Corp. - Class B	494	33,370	0.02%
Casey's General Stores Inc.	1,662	99,986	0.06%
Coca-Cola Enterprises Inc.	46,074	1,619,962	1.05%
ConAgra Foods Inc.	13,297	464,464	0.30%
Ingredion Inc.	58	3,806	0.00%
Universal Corp./VA	278	16,082	0.01%
Walgreen Co.	8,951	395,634	0.26%

Total Consumer Staples		2,879,250	1.86%
Energy
Atwood Oceanics Inc.*	5,558	289,294	0.19%
Cheniere Energy Inc.*	19,448	539,876	0.35%
Clayton Williams Energy Inc. *	100	4,350	0.00%
CONSOL Energy Inc.	47,642	1,291,098	0.83%
Contango Oil & Gas Co.	1,333	44,989	0.03%
Devon Energy Corp.	14,675	761,339	0.49%
Dril-Quip Inc.*	379	34,220	0.02%
EOG Resources Inc.	1,131	148,930	0.10%
EQT Corp.	3,256	258,429	0.17%
Exterran Holdings Inc.*	1,836	51,628	0.03%
Geospace Technologies Corp.*	7,768	536,613	0.35%
Hornbeck Offshore Services Inc.*	1,194	63,879	0.04%
Oceaneering International Inc.	593	42,815	0.03%
Patterson-UTI Energy Inc.	22,146	428,636	0.28%
PDC Energy Inc.*	153	7,876	0.01%
Pioneer Natural Resources Co.	256	37,056	0.02%
Range Resources Corp.	853	65,954	0.04%
Southwestern Energy Co.*	3,103	113,353	0.07%
Superior Energy Services Inc.*	511	13,255	0.01%

See Accompanying Notes to the Financial Statements.

12

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Tesoro Corp.	5,494	$287,446	0.19%
Unit Corp.*	269	11,454	0.01%
Valero Energy Corp.	19,412	674,955	0.44%
W&T Offshore Inc.	2,357	33,682	0.02%
Western Refining Inc.	51	1,432	0.00%
Williams Companies, Inc.	40,026	1,299,644	0.83%

Total Energy		7,042,203	4.55%
Financials
Affiliated Managers Group Inc.*	7,215	1,182,827	0.76%
American Capital Ltd.*	38,397	486,490	0.31%
Apollo Investment Corp.	75,152	581,676	0.38%
Arthur J Gallagher & Co.	1,023	44,695	0.03%
Associated Banc-Corp.	3,308	51,439	0.03%
Bancorp South Inc.	3,646	64,534	0.04%
Bank of New York Mellon Corp.	56,513	1,585,191	1.03%
Bank of the Ozarks Inc.	750	32,498	0.02%
Berkshire Hathaway Inc. - Class B*	14,419	1,613,775	1.05%
BOK Financial Corp.	293	18,767	0.01%
Cash America International Inc.	338	15,365	0.01%
Cathay General Bancorp	6,558	133,455	0.09%
Chubb Corp.	17,990	1,522,854	0.99%
Citigroup Inc.	19,351	928,267	0.60%
CNA Financial Corp.	7,508	244,911	0.16%
Discover Financial Services	676	32,205	0.02%
Fifth Third Bancorp	341	6,155	0.00%
Franklin Resources Inc.	6,576	894,468	0.58%
Fulton Financial Corp.	12,937	148,517	0.10%
Jones Lang LaSalle Inc.	373	33,995	0.02%
KeyCorp	18,614	205,499	0.13%
Legg Mason Inc.	1,588	49,244	0.03%
Markel Corp.*	33	17,389	0.01%
MSCI Inc.*	2,383	79,282	0.05%
National Penn Bancshares Inc.	11,046	112,227	0.07%
Oritani Financial Corp.	1,830	28,694	0.02%
PHH Corp.*	4,808	97,987	0.06%
PNC Financial Services Group Inc.	4,655	339,443	0.22%
PrivateBancorp Inc.	976	20,701	0.01%
SunTrust Banks Inc.	358	11,302	0.01%
T Rowe Price Group Inc.	102	7,461	0.00%
TCF Financial Corp.	59,323	841,200	0.54%
Travelers Cos Inc.	15,783	1,261,377	0.82%
Trustmark Corp.	10,866	267,086	0.17%
Wells Fargo & Co.	1,154	47,626	0.03%
Zions Bancorporation	51	1,473	0.00%

Total Financials		13,010,075	8.40%
Health Care
Acorda Therapeutics Inc. *	308	10,161	0.01%
Actavis Inc.*	248	31,303	0.02%
Air Methods Corp.	2,515	85,208	0.06%
Align Technology Inc. *	142	5,260	0.00%
Allergan Inc./United States	8,064	679,311	0.44%

See Accompanying Notes to the Financial Statements.

13

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Biogen Idec Inc. *	858	$184,642	0.12%
BioMarin Pharmaceutical Inc.*	16,715	932,530	0.60%
Bio-Rad Laboratories Inc. - Class A *	744	83,477	0.05%
Brookdale Senior Living Inc.*	8,267	218,579	0.14%
Bruker Corp.*	3,955	63,873	0.04%
Cepheid Inc.*	522	17,967	0.01%
Cerner Corp. *	917	88,115	0.06%
Charles River Laboratories International Inc.*	4,991	204,781	0.13%
Community Health Systems Inc.	954	44,724	0.03%
Cooper Cos Inc.	727	86,549	0.06%
Covance Inc.*	439	33,425	0.02%
Edwards Lifesciences Corp.*	195	13,104	0.01%
Eli Lilly & Co.	32,265	1,584,856	1.03%
Endo Health Solutions Inc.*	6,485	238,583	0.15%
Endologix Inc.*	5,996	79,627	0.05%
Gilead Sciences Inc. *	11,253	576,266	0.37%
Halozyme Therapeutics Inc.*	7,189	57,081	0.04%
Health Net Inc.*	2,536	80,696	0.05%
HealthSouth Corp. *	171	4,925	0.00%
Henry Schein Inc. *	801	76,696	0.05%
Hill-Rom Holdings Inc.	68	2,290	0.00%
HMS Holdings Corp.*	940	21,902	0.01%
Hologic Inc.*	955	18,432	0.01%
Insulet Corp. *	1,884	59,176	0.04%
Kindred Healthcare Inc.*	1,449	19,025	0.01%
LifePoint Hospitals Inc.*	4,326	211,282	0.14%
MedAssets Inc.*	1,378	24,446	0.02%
Mettler-Toledo International Inc. *	1,836	369,403	0.24%
MWI Veterinary Supply Inc.*	1,517	186,955	0.12%
NPS Pharmaceuticals Inc.*	2,586	39,049	0.03%
NuVasive Inc.*	229	5,677	0.00%
PAREXEL International Corp.*	1,810	83,151	0.05%
Patterson Cos Inc.	34	1,278	0.00%
Pharmacyclics Inc.*	1,312	104,265	0.07%
Sirona Dental Systems Inc.*	14,998	988,068	0.65%
STERIS Corp.	2,418	103,684	0.07%
Stryker Corp.	4,403	284,786	0.18%
Teleflex Inc.	12,446	964,441	0.62%
Thoratec Corp.*	1,868	58,487	0.04%
Universal Health Services Inc. - Class B	8,135	544,720	0.35%
VCA Antech Inc.*	1,313	34,256	0.02%
Vertex Pharmaceuticals Inc.*	68	5,431	0.00%
Volcano Corp.*	273	4,949	0.00%
WellCare Health Plans Inc.*	3,954	219,645	0.14%
Wright Medical Group Inc.*	942	24,690	0.02%
Zimmer Holdings Inc.	11,396	854,016	0.55%

Total Health Care		10,715,243	6.92%
Industrials
Aegion Corp.*	2,112	47,541	0.03%
AGCO Corp.	1,538	77,192	0.05%
AO Smith Corp.	27,646	1,002,997	0.64%
Armstrong World Industries Inc. *	171	8,172	0.01%

See Accompanying Notes to the Financial Statements.

14

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Avis Budget Group Inc.*	18,643	$535,986	0.35%
Beacon Roofing Supply Inc. *	1,908	72,275	0.05%
Belden Inc.	136	6,790	0.00%
Brady Corp. - Class A	8,212	252,355	0.16%
Briggs & Stratton Corp.	28,193	558,221	0.36%
Brink's Co.	1,402	35,765	0.02%
Carlisle Companies Inc.	10,453	651,326	0.42%
Chart Industries Inc.*	632	59,465	0.04%
Copart Inc.*	15,043	463,324	0.30%
CSX Corp.	3,317	76,921	0.05%
Delta Air Lines Inc.	1,824	34,127	0.02%
Deluxe Corp.	20,047	694,629	0.44%
EMCOR Group Inc.	3,789	154,023	0.10%
EnPro Industries Inc.*	68	3,452	0.00%
Equifax Inc.	4,251	250,511	0.16%
ESCO Technologies Inc.	4,644	150,373	0.10%
Esterline Technologies Corp.*	1,823	131,785	0.09%
GATX Corp.	7,958	377,448	0.24%
General Cable Corp.	12,499	384,344	0.25%
Herman Miller Inc.	392	10,611	0.01%
Hub Group Inc. - Class A *	4,101	149,358	0.10%
Joy Global Inc.	699	33,922	0.02%
Kansas City Southern	1,088	115,284	0.07%
Korn/Ferry International*	82	1,537	0.00%
Landstar System Inc.	632	32,548	0.02%
Lindsay Corp.	3,160	236,937	0.15%
Macquarie Infrastructure Co.	19,872	1,062,159	0.68%
Manitowoc Co., Inc.	4,810	86,147	0.06%
Manpowergroup Inc.	25	1,370	0.00%
Masco Corp.	1,308	25,493	0.02%
Owens Corning*	16,029	626,413	0.40%
Quanta Services Inc.*	4,452	117,800	0.08%
Rockwell Collins Inc.	1,246	79,009	0.05%
Rollins Inc.	566	14,659	0.01%
SPX Corp.	1,023	73,636	0.05%
Teledyne Technologies Inc.*	2,230	172,491	0.11%
Tetra Tech Inc.*	4,507	105,960	0.07%
TransDigm Group Inc.	750	117,578	0.08%
United Stationers Inc.	1,686	56,565	0.04%
Valmont Industries Inc.	2,043	292,333	0.19%
Wabtec Corp.	8,269	441,813	0.29%
Watsco Inc.	1,034	86,815	0.06%
WESCO International Inc.*	2,072	140,813	0.09%

Total Industrials		10,110,273	6.53%
Information Technology
ACI Worldwide Inc.*	3,592	166,956	0.11%
Adobe Systems Inc.*	4,696	213,950	0.14%
Akamai Technologies Inc.*	716	30,466	0.02%
Analog Devices Inc.	2,046	92,193	0.06%
ANSYS Inc.*	393	28,728	0.02%
Applied Materials Inc.	19,739	294,308	0.19%
Arris Group Inc.*	20,437	293,271	0.19%
Arrow Electronics Inc.*	767	30,565	0.02%

See Accompanying Notes to the Financial Statements.

15

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Aspen Technology Inc.*	12,862	$370,297	0.24%
Atmel Corp.*	6,269	46,077	0.03%
Autodesk Inc.	9,406	319,240	0.21%
Avnet Inc.*	1,910	64,176	0.04%
CA Inc.	184	5,268	0.00%
Cardtronics Inc. *	1,040	28,704	0.02%
Coherent Inc.	437	24,066	0.02%
CommVault Systems Inc.*	2,391	181,453	0.12%
Comtech Telecommunications Corp.	481	12,934	0.01%
CoreLogic Inc.*	6,375	147,709	0.10%
Cree Inc.*	1,890	120,695	0.08%
Dice Holdings Inc. *	4,445	40,938	0.03%
DST Systems Inc.	10,342	675,643	0.43%
Electronic Arts Inc.*	3,893	89,422	0.06%
EMC Corp.	21,673	511,916	0.33%
F5 Networks Inc.*	258	17,750	0.01%
Fair Isaac Corp.	34	1,558	0.00%
FLIR Systems Inc.	13,373	360,670	0.23%
Gartner Inc.*	942	53,685	0.03%
Google Inc. - Class A *	185	162,868	0.11%
Hewlett-Packard Co.	12,582	312,034	0.20%
Hittite Microwave Corp.*	3,104	180,032	0.12%
Informatica Corp.*	1,655	57,892	0.04%
InterDigital Inc.	494	22,057	0.01%
International Business Machines Corp.	1,313	250,927	0.16%
International Rectifier Corp.*	3,498	73,248	0.05%
Lam Research Corp.*	6,541	290,028	0.19%
Littelfuse Inc.	34	2,537	0.00%
Maxim Integrated Products Inc.	38,561	1,071,225	0.68%
MAXIMUS Inc.	4,605	342,980	0.22%
Microchip Technology Inc.	1,106	41,199	0.03%
National Instruments Corp.	873	24,392	0.02%
NETGEAR Inc.*	3,082	94,124	0.06%
NetSuite Inc.*	1,369	125,592	0.08%
ON Semiconductor Corp.*	119	962	0.00%
Power Integrations Inc.	1,068	43,318	0.03%
Progress Software Corp.*	7,533	173,334	0.11%
Red Hat Inc.*	3,069	146,760	0.09%
SanDisk Corp. *	4,263	260,469	0.17%
Sanmina Corp.*	289	4,147	0.00%
Solera Holdings Inc.	580	32,277	0.02%
Symantec Corp.	506	11,370	0.01%
Synaptics Inc.*	2,212	85,295	0.06%
Synchronoss Technologies Inc.*	2,088	64,457	0.04%
Take-Two Interactive Software Inc.*	921	13,787	0.01%
Texas Instruments Inc.	14,946	521,167	0.34%
TiVo Inc.*	7,346	81,173	0.05%
Trimble Navigation Ltd. *	1,884	49,003	0.03%
ValueClick Inc.*	22,871	564,456	0.36%
VeriSign Inc.*	1,394	62,256	0.04%
Vishay Intertechnology Inc.*	10,543	146,442	0.09%
WebMD Health Corp.*	1,123	32,983	0.02%
Western Digital Corp.	921	57,185	0.04%

See Accompanying Notes to the Financial Statements.

16

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Yahoo! Inc. *	5,731	$143,905	0.09%
Zebra Technologies Corp. - Class A*	1,730	75,151	0.05%

Total Information Technology		9,843,670	6.36%
Materials
Alcoa Inc.	14,786	115,627	0.07%
Ball Corp.	2,506	104,099	0.07%
Bemis Co., Inc.	8,716	341,144	0.22%
Cabot Corp.	1,021	38,206	0.02%
Calgon Carbon Corp. *	2,077	34,644	0.02%
Crown Holdings Inc. - Class I *	4,208	173,075	0.11%
Cytec Industries Inc.	1,028	75,301	0.05%
Domtar Corp.	665	44,223	0.03%
Eagle Materials Inc.	5,308	351,761	0.23%
Greif Inc.	184	9,691	0.01%
Haynes International Inc.	612	29,296	0.02%
Huntsman Corp.	54,346	899,970	0.58%
Innospec Inc.	3,914	157,265	0.10%
International Flavors & Fragrances Inc.	4,528	340,324	0.22%
International Paper Co.	23,210	1,028,436	0.67%
Louisiana-Pacific Corp. *	30,124	445,534	0.29%
Martin Marietta Materials Inc.	153	15,058	0.01%
Minerals Technologies Inc.	1,433	59,240	0.04%
Monsanto Co.	3,666	362,201	0.23%
Mosaic Co.	3,018	162,399	0.10%
Olin Corp.	4,255	101,780	0.07%
OM Group Inc.*	1,085	33,548	0.02%
RTI International Metals Inc.*	2,023	56,057	0.04%
Silgan Holdings Inc.	1,664	78,141	0.05%
Westlake Chemical Corp.	2,264	218,272	0.14%

Total Materials		5,275,292	3.41%
Telecommunication Services
SBA Communications Corp. - Class A*	12,543	929,687	0.60%
Utilities
AES Corp.	1,108	13,285	0.01%
CMS Energy Corp.	4,842	131,557	0.08%
National Fuel Gas Co.	1,546	89,591	0.06%
Northwest Natural Gas Co.	735	31,223	0.02%
NorthWestern Corp.	85	3,392	0.00%
NRG Energy Inc.	2,063	55,082	0.04%
SCANA Corp.	13,549	665,255	0.43%
TECO Energy Inc.	511	8,784	0.01%
UGI Corp.	3,182	124,448	0.08%
UIL Holdings Corp.	4,218	161,339	0.10%
UNS Energy Corp.	7,837	350,549	0.23%
Vectren Corp.	7,871	266,276	0.17%
Xcel Energy Inc.	15,413	436,804	0.28%

Total Utilities		2,337,585	1.51%

Total United States		72,305,441	46.70%

See Accompanying Notes to the Financial Statements.

17

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Total Common Stocks
(cost $98,074,287)		$97,493,919	62.98%
United States Government Securities**

Maturity Face Value	Maturity Date	Description
$11,875,000	07/18/2013	U.S. Treasury Bill

(cost including accrued interest, $11,874,831)	11,874,869	7.67%
Total investment securities
(cost $109,949,118)	$109,368,788	70.65%

See Accompanying Notes to the Financial Statements.

18

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	FUTURES CONTRACTS PURCHASED
						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

	Agriculture
	Lean Hogs	Aug-13	CME	119	$(18,680)	(0.01)%
	Soybean Oil	Dec-13	CBOT	20	(8,478)	(0.01)%
	Soybeans	Nov-13	CBOT	59	(84,200)	(0.06)%
	Soybean Meal	Dec-13	CBOT	5	(6,870)	(0.00)%
	Total agriculture				(118,228)	(0.08)%

Energy
	Gasoline Oil	Jul-13	IPE	18	(5,650)	(0.00)%
	London Brent Crude	Aug-13	IPE	17	(14,980)	(0.01)%
	Natural Gas	Aug-13	NYMEX	5	1,560	0.00%
	WTI Crude	Aug-13	ICEUS	91	59,460	0.04%
	Total energy				40,390	0.03%

Metals
	Aluminum	Sep-13	LME	179	(234,255)	(0.15)%
	Copper	Sep-13	LME	89	(336,569)	(0.22)%
	Nickel	Sep-13	LME	87	(168,633)	(0.11)%
	Zinc	Sep-13	LME	275	(33,444)	(0.02)%
	Total metals				(772,901)	(0.50)%

	Stock indices
	CBOE Volatiltiy Index	Jul-13	CBF	5	(1,250)	(0.00)%
	DAX Index	Sep-13	EUREX	15	52,412	0.03%
	EURO STOXX 50 Index	Sep-13	EUREX	32	(5,298)	(0.00)%
	FT-SE Index	Sep-13	LIFFE	4	(1,970)	(0.00)%
	NASDAQ 100 E-MINI Index	Sep-13	CME	186	93,550	0.06%
	Nikkei 225 Index	Sep-13	OSE	39	161,835	0.10%
	OMXS30 Index	Jul-13	OMG	135	(74,197)	(0.05)%
	S&P 500 E-MINI Index	Sep-13	CME	207	84,413	0.06%
	SPI 200 Index	Sep-13	SFE	14	20,309	0.01%
	Total stock indices				329,804	0.21%

	Short-term interest rates
	Australian Bank Bill	Dec-13	SFE	122	(2,834)	(0.00)%

Net unrealized loss on futures contracts purchased					$(523,769)	(0.34)%

See Accompanying Notes to the Financial Statements.

19

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

FUTURES CONTRACTS SOLD
						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

Agriculture
	Cattle	Aug-13	CME	(38)	$(35,130)	(0.02)%
	Coffee	Sep-13	ICEUS	(163)	122,794	0.08%
	Corn	Sep-13	CBOT	(214)	246,825	0.16%
	Cotton No. 2	Dec-13	ICEUS	(78)	15,700	0.01%
	Sugar	Oct-13	ICEUS	(305)	(4,178)	(0.00)%
	Wheat	Sep-13	CBOT	(297)	377,125	0.24%
Total agriculture					723,136	0.47%

Energy
	Gasoline RBOB	Aug-13	NYMEX	(35)	20,622	0.01%
	Heating Oil	Aug-13	NYMEX	(12)	1,260	0.00%
Total energy					21,882	0.01%

Metals
	Copper	Sep-13	NYMEX	(8)	2,563	0.00%
	Gold	Aug-13	NYMEX	(39)	199,050	0.13%
	Silver	Sep-13	NYMEX	(40)	(23,258)	(0.02)%
	Aluminum	Sep-13	LME	(319)	482,502	0.31%
	Copper	Sep-13	LME	(150)	1,511,506	0.98%
	Nickel	Sep-13	LME	(121)	727,283	0.47%
	Zinz	Sep-13	LME	(394)	523,425	0.34%
Total metals					3,423,071	2.21%

Stock indices
	Amsterdam Exchange Index Future	Jul-13	ENXTAM	(22)	(14,645)	(0.01)%
	CAC40 Index	Jul-13	EURONXT	(4)	1,660	0.00%
	Hang Seng Index	Jul-13	HKFE	(28)	(128,204)	(0.09)%
	IBEX 35 Index	Jul-13	MRV	(17)	(1,957)	(0.00)%
	SIMEX MSCI Taiwan Index	Jul-13	SGX	(81)	(81,190)	(0.05)%
	S&P Canadian 60 Index	Sep-13	ME	(9)	(16,165)	(0.01)%
Total stock indices					(240,501)	(0.16)%

Short-term interest rate
	2-Year U.S. Treasury Note	Sep-13	CBOT	(626)	43,391	0.03%
	Canada Bank Bill	Sep-13	ME	(15)	(417)	(0.00)%
	Euribor (3 Month
	Interest Rate)	Sep-14	LIFFE	(387)	27,630	0.02%
	Euro dollar (3 Month)	Sep-14	CME	(243)	(14,137)	(0.01)%
	Euro-Schatz	Sep-13	EUREX	(479)	(16,949)	(0.01)%
	Short Sterling	Sep-14	LIFFE	(1,526)	11,029	0.01%
Total short-term interest rate					50,547	0.04%

See Accompanying Notes to the Financial Statements.

20

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

FUTURES CONTRACTS SOLD
						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

Long-term interest rate
	10-Year Japanese
	Government Bond	Sep-13	TSE	(11)	(39,022)	(0.02)%
	10-Year U.S. Treasury Note	Sep-13	CBOT	(144)	(39,094)	(0.02)%
	5-Year U.S. Treasury Note	Sep-13	CBOT	(395)	22,133	0.01%
	Australian 10-Year Bond	Sep-13	SFE	(125)	68,008	0.05%
	Australian 3-Year Bond	Sep-13	SFE	(214)	(46,841)	(0.03)%
	Canadian 10-Year Bond	Sep-13	ME	(79)	(10,568)	(0.01)%
	Euro-BOBL	Sep-13	EUREX	(129)	(58,995)	(0.04)%
	Euro-Bund	Sep-13	EUREX	(24)	(19,500)	(0.01)%
	Long Gilt	Sep-13	LIFFE	(22)	(7,971)	(0.01)%
	U.S. Bond	Sep-13	CBOT	(46)	(27,032)	(0.02)%
Total short-term interest rate					(158,882)	(0.10)%

Net unrealized gain on futures contracts sold					$3,819,253	2.47%

Net unrealized gain on futures contracts					$3,295,484	2.13%

LONG FORWARD CURRENCY CONTRACTS
					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	9/18/2013	75,896,583	Australian Dollar	$(2,100,772)	(1.36)%
RBS	9/18/2013	57,835,248	Canadian Dollar	(1,233,833)	(0.80)%
RBS	9/18/2013	36,469,336	Czech Koruna	(45,888)	(0.03)%
RBS	9/18/2013	81,146,442	Euro	(1,304,596)	(0.84)%
RBS	9/18/2013	96,577,324	Hungarian Forint	(2,650)	(0.00)%
RBS	9/18/2013	8,153,695	Isreali Shekel	(6,509)	(0.00)%
RBS	9/18/2013	4,148,157,041	Japanese Yen	(1,122,784)	(0.73)%
RBS	9/18/2013	304,747,912	Mexican Peso	(96,947)	(0.06)%
RBS	9/18/2013	56,392,179	New Zealand Dollar	(925,194)	(0.60)%
RBS	9/18/2013	83,345,072	Norwegian Krone	(534,393)	(0.35)%
RBS	9/18/2013	6,457,228	Polish Zloty	(32,745)	(0.02)%
RBS	9/18/2013	51,658,079	Pound Sterling	(1,590,022)	(1.03)%
RBS	9/18/2013	30,487,390	Singapore Dollar	(222,269)	(0.14)%
RBS	9/18/2013	247,428,167	South African Rand	510,161	0.33%
RBS	9/18/2013	76,885,912	Swedish Krona	(269,723)	(0.17)%
RBS	9/18/2013	49,375,468	Swiss Franc	(585,006)	(0.38)%
RBS	9/18/2013	4,759,699	Turkish Lira	(36,527)	(0.02)%

Net unrealized loss on long forward currency contracts				$(9,599,697)	(6.20)%

See Accompanying Notes to the Financial Statements.

21

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

SHORT FORWARD CURRENCY CONTRACTS
					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	9/18/2013	92,869,457	Australian Dollar	$3,240,246	2.09%
RBS	9/18/2013	83,496,980	Canadian Dollar	1,092,620	0.70%
RBS	9/18/2013	25,557,348	Czech Koruna	18,992	0.01%
RBS	9/18/2013	68,369,891	Euro	1,154,910	0.75%
RBS	9/18/2013	238,326,166	Hungarian Forint	10,584	0.01%
RBS	9/18/2013	5,247,407	Isreali Shekel	(14,549)	(0.01)%
RBS	9/18/2013	5,480,167,227	Japanese Yen	(96,739)	(0.06)%
RBS	9/18/2013	301,209,097	Mexican Peso	(8,008)	(0.01)%
RBS	9/18/2013	65,680,355	New Zealand Dollar	1,019,539	0.66%
RBS	9/18/2013	105,409,850	Norwegian Krone	530,504	0.34%
RBS	9/18/2013	3,672,348	Polish Zloty	20,922	0.01%
RBS	9/18/2013	47,755,531	Pound Sterling	692,497	0.45%
RBS	9/18/2013	34,987,727	Singapore Dollar	179,748	0.12%
RBS	9/18/2013	338,609,248	South African Rand	(338,947)	(0.22)%
RBS	9/18/2013	74,314,211	Swedish Krona	105,582	0.07%
RBS	9/18/2013	35,737,255	Swiss Franc	304,535	0.20%
RBS	9/18/2013	6,725,047	Turkish Lira	50,989	0.03%

Net unrealized gain on short forward currency contracts				$7,963,425	5.14%

	Net unrealized loss on forward currency contracts			$(1,636,272)	(1.06)%

See Accompanying Notes to the Financial Statements.

22

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT

Common Stocks
Bermuda
Consumer Discretionary
Helen of Troy Ltd. ***	2,469	$94,736	0 .06%
Energy
Nabors Industries Ltd.	3,384	51,809	0 .03%
Seadrill Ltd.	934	38,051	0 .03%

Total Energy		89,860	0 .06%
Financials
Axis Capital Holdings Ltd.	5,916	270,834	0 .18%
Credicorp Ltd.	1,444	184,774	0 .12%
Endurance Specialty Holdings Ltd.	134	6,894	0 .00%
Lazard Ltd.	686	22,055	0 .01%
Tower Group International Ltd.	27,043	554,652	0 .36%

Total Financials		1,039,209	0 .67%
Industrials
Aircastle Ltd.	4,914	78,575	0 .05%

Total Bermuda		1,302,380	0 .84%

Brazil
Energy
Petroleo Brasileiro SA - ADR	12,617	169,320	0 .11%
Industrials
Embraer SA - ADR	1,819	67,103	0 .04%
Materials
Gerdau SA - ADR	1,793	10,238	0 .01%
Telecommunication Services
Telefonica Brasil SA - ADR	474	10,817	0 .01%
Utilities
Cia Paranaense de Energia - ADR	341	4,235	0 .00%
CPFL Energia SA	4,080	74,623	0 .05%

Total Utilities		78,858	0 .05%

Total Brazil		336,336	0 .22%

British Virgin Islands
Health Care
UTi Worldwide Inc.	19,385	319,271	0 .22%

Canada
Consumer Discretionary
Magna International Inc. - Class A	8,199	583,933	0 .38%
Energy
Cameco Corp.	275	5,682	0 .00%
Precision Drilling Corp.	31,365	268,171	0 .18%

Total Energy		273,853	0 .18%
Financials
Brookfield Office Properties Inc.	11,024	183,880	0 .12%
Manulife Financial Corp.	3,609	57,816	0 .04%
Sun Life Financial Inc.***	32	948	0 .00%

Total Financials		242,644	0 .16%
Industrials

23

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Progressive Waste Solutions Ltd.	4,628	$99,548	0 .06%
Information Technology
Celestica Inc.***	294	2,778	0 .00%
Materials
Barrick Gold Corp.	1,443	22,713	0 .01%
Pan American Silver Corp.	18,382	213,966	0 .13%
Silver Wheaton Corp.	1,449	28,502	0 .02%
Teck Resources Ltd. - Class B	19,188	410,048	0 .26%

Total Materials		675,229	0 .42%

Total Canada		1,877,985	1 .20%

Cayman Islands
Consumer Discretionary
New Oriental Education & Technology Group - ADR	1,870	41,421	0 .03%
Consumer Staples
Fresh Del Monte Produce Inc.	4,733	131,956	0 .08%
Industrials
51job Inc. - ADR***	16	1,080	0 .00%
Information Technology
Baidu Inc. - ADR***	5,283	499,402	0 .32%

Total Cayman Islands		673,859	0 .43%

China
Energy
PetroChina Co., Ltd. - ADR	695	76,916	0 .05%

Germany
Health Care
Fresenius Medical Care AG & Co. KGaA - ADR	11,719	413,329	0 .27%
Information Technology
Aixtron SE - ADR***	4,767	79,990	0 .05%

Total Germany		493,319	0 .32%

Hong Kong
Energy
CNOOC Ltd. - ADR	264	44,215	0 .03%

Indonesia
Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT - ADR	269	11,497	0 .01%

Ireland
Financials
Willis Group Holdings Plc.	653	26,629	0 .02%
Health Care
Icon Plc.***	549	19,451	0 ..01%
Industrials
Ryanair Holdings Plc. - ADR	3,029	156,084	0 .10%

Total Ireland		202,164	0 .13%

Israel
Information Technology

24

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Allot Communications Ltd.***	1,189	$16,301	0 .01%
Check Point Software Technologies Ltd. ***	21,235	1,054,955	0 .68%
NICE Systems Ltd. - ADR	1,011	37,296	0 .02%

Total Information Technology		1,108,552	0 .71%

Japan
Consumer Discretionary
ABC-Mart Inc.	800	31,218	0 .02%
Aisan Industry Co., Ltd.	6,800	67,194	0 .04%
Aisin Seiki Co., Ltd.	900	34,439	0 .02%
Alpine Electronics Inc.	1,100	11,103	0 .01%
ASKUL Corp.	2,900	53,570	0 .03%
Chofu Seisakusho Co., Ltd.	100	2,163	0 .00%
CyberAgent Inc.	6	11,495	0 .01%
Daido Metal Co., Ltd.	2,000	13,632	0 .01%
Daiichikosho Co., Ltd.	500	13,698	0 .01%
Denso Corp.	600	28,223	0 .02%
Diamond Dining Co., Ltd.	4	5,384	0 .00%
Eagle Industry Co., Ltd.	7,000	87,169	0 .06%
EDION Corp.	23,200	131,703	0 .09%
Exedy Corp.	1,200	30,201	0 .02%
FCC Co., Ltd.	300	7,091	0 .00%
F-Tech Inc.	500	7,734	0 .00%
Funai Electric Co., Ltd.	2,000	19,662	0 .01%
Gunze Ltd.	12,000	29,040	0 .02%
Heiwa Corp.	1,200	21,042	0 .01%
Izumi Co., Ltd.	100	2,701	0 .00%
Kasai Kogyo Co., Ltd.	2,000	10,285	0 .01%
Kawai Musical Instruments Manufacturing Co., Ltd.	14,000	24,421	0 .02%
Kinugawa Rubber Industrial Co., Ltd	2,000	11,434	0 .01%
Koito Manufacturing Co., Ltd.	1,000	19,108	0 .01%
Koshidaka Co., Ltd.	200	5,979	0 .00%
K's Holdings Corp.	2,000	63,524	0 .04%
Mars Engineering Corp.	100	1,911	0 .00%
Mitsuba Corp.	4,000	62,193	0 .04%
Namco Bandai Holdings Inc.	200	3,247	0 .00%
NHK Spring Co., Ltd.	1,900	22,032	0 .01%
Nitori Holdings Co., Ltd.	850	68,566	0 .04%
Pioneer Corp.***	5,900	11,482	0 .01%
Riken Corp.	1,000	3,993	0 .00%
Round One Corp.	2,300	13,961	0 .01%
Saizeriya Co., Ltd.	700	9,486	0 .01%
Sanden Corp.	5,000	19,713	0 .01%
Sankyo Co., Ltd.	2,500	118,099	0 .08%
Showa Corp.	400	5,155	0 .00%
SNT Corp.	3,600	12,487	0 .01%
Start Today Co., Ltd.	4,800	93,895	0 .06%
Sumitomo Rubber Industries Ltd.	3,200	52,336	0 .03%
Suzuki Motor Corp.	700	16,142	0 .01%
T RAD Co., Ltd.	1,000	3,469	0 .00%
Takata Corp.	1,200	25,906	0 .02%
Tokai Rubber Industries Ltd.	4,200	37,776	0 .03%
Tomy Co., Ltd.	7,200	33,686	0 .02%
Toyo Tire & Rubber Co., Ltd.	3,000	15,790	0 .01%

25

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
TPR Co., Ltd.	600	$9,450	0 .01%
TS Tech Co., Ltd.	700	22,233	0 .01%
Unipres Corp.	2,200	39,441	0 .03%
U-Shin Ltd.	700	4,962	0 .00%
USS Co., Ltd.	230	29,198	0 .02%
Wacoal Holdings Corp.	4,000	39,970	0 .03%
Yamada Denki Co., Ltd.	470	19,075	0 .02%
Yellow Hat Ltd.	400	8,079	0 .01%

Total Consumer Discretionary		1,546,946	1 .00%
Consumer Staples
Arcs Co., Ltd.	800	15,641	0 .01%
Ariake Japan Co., Ltd.	4,400	107,277	0 .07%
Dydo Drinco Inc.	100	3,968	0 .00%
FamilyMart Co., Ltd.	1,200	51,182	0 .03%
Fancl Corp.	700	8,399	0 .01%
House Foods Corp.	400	6,534	0 .00%
Kato Sangyo Co., Ltd.	100	2,088	0 .00%
Kose Corp.	1,400	38,764	0 .03%
Marudai Food Co., Ltd.	2,000	6,453	0 .00%
Matsumotokiyoshi Holdings Co., Ltd.	700	20,229	0 .01%
Mitsui Sugar Co., Ltd.	3,000	9,529	0 .01%
Morinaga Milk Industry Co., Ltd.	6,000	17,545	0 .01%
Nippon Flour Mills Co., Ltd.	15,000	75,624	0 .05%
Sakata Seed Corp.	4,700	65,257	0 .04%
Sugi Holdings Co., Ltd.	2,300	87,431	0 .06%
Tsuruha Holdings Inc.	200	18,936	0 .01%
UNY Group Holdings Co., Ltd.	3,700	24,922	0 .02%
Yamaya Corp.	100	1,389	0 .00%

Total Consumer Staples		561,168	0 .36%
Energy
Idemitsu Kosan Co., Ltd.	300	23,080	0 .02%
Inpex Corp.	7	29,221	0 .02%
Shinko Plantech Co., Ltd.	4,600	34,648	0 .02%

Total Energy		86,949	0 .06%
Financials
AEON Financial Service Co., Ltd.	1,200	33,988	0 .02%
Aeon Mall Co., Ltd.	2,300	56,981	0 .04%
Awa Bank Ltd./The	3,000	16,758	0 .01%
Bank of Iwate Ltd.	100	3,862	0 .00%
Bank of Kyoto Ltd./The	2,000	16,678	0 .01%
Bank of Okinawa Ltd./The	300	12,614	0 .01%
Chiba Bank Ltd.	2,000	13,632	0 .01%
Fukuoka Financial Group Inc.	2,000	8,510	0 .01%
Goldcrest Co., Ltd.	1,200	27,769	0 .02%
Gunma Bank Ltd.	3,000	16,577	0 .01%
Hachijuni Bank Ltd.	2,000	11,697	0 .01%
Higo Bank Ltd.	1,000	5,909	0 .00%
Hyakujushi Bank Ltd.	2,000	6,534	0 .00%
IBJ Leasing Co., Ltd.	100	2,879	0 .00%
Iida Home Max	1,700	28,832	0 .02%
Iyo Bank Ltd.	1,000	9,559	0 .01%

26

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Jaccs Co., Ltd.	7,000	$35,785	0 .03%
Jafco Co., Ltd.	300	11,449	0 .01%
Japan Securities Finance Co., Ltd.	3,800	27,664	0 .02%
Joyo Bank Ltd.	2,000	10,950	0 .01%
Kyokuto Securities Co., Ltd.	1,000	15,952	0 .01%
Leopalace21 Corp.***	4,200	17,998	0 .01%
Mito Securities Co., Ltd.	5,000	21,023	0 .01%
Mitsubishi Estate Co., Ltd.	3,000	79,889	0 .05%
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,400	30,330	0 .02%
Nishi-Nippon City Bank Ltd.	18,000	47,008	0 .03%
Nomura Real Estate Holdings Inc.	300	6,637	0 .00%
NTT Urban Development Corp.	27	33,160	0 .02%
Okasan Securities Group Inc.	2,000	16,597	0 .01%
San-In Godo Bank Ltd.	1,000	7,421	0 .00%
Shiga Bank Ltd.	3,000	15,397	0 .01%
Sony Financial Holdings Inc.	4,000	63,201	0 .04%
Sumitomo Mitsui Trust Holdings Inc.	6,000	28,011	0 .02%
Sumitomo Real Estate Sales Co., Ltd.	900	50,003	0 .03%
TOC Co., Ltd.	2,300	14,912	0 .01%
Tokai Tokyo Financial Holdings Inc.	4,400	29,991	0 .02%
Tokyo Tomin Bank Ltd.	600	7,103	0 .00%
Yamagata Bank Ltd.	2,000	8,389	0 .01%
Yamaguchi Financial Group Inc.	5,000	49,256	0 .03%
Yamanashi Chuo Bank Ltd.	2,000	8,450	0 .01%

Total Financials		909,355	0 .59%
Health Care
Alfresa Holdings Corp.	500	26,771	0 .02%
BML Inc.	800	20,295	0 .01%
Dainippon Sumitomo Pharma Co., Ltd.	200	2,644	0 .00%
Eisai Co., Ltd.	500	20,393	0 .01%
Kyowa Hakko Kirin Co., Ltd.	4,000	45,253	0 .03%
Message Co., Ltd.	1	2,661	0 .00%
Nikkiso Co., Ltd.	1,000	13,118	0 .01%
Nippon Shinyaku Co., Ltd.	2,000	33,315	0 .02%
Ono Pharmaceutical Co., Ltd.	1,000	67,860	0 .05%
Shionogi & Co., Ltd.	700	14,611	0 .01%

Total Health Care		246,921	0 .16%
Industrials
Aida Engineering Ltd.	4,700	35,922	0 .02%
Asahi Diamond Industrial Co., Ltd.	1,400	13,255	0 .01%
Asahi Glass Co., Ltd.	9,000	58,624	0 .04%
Central Glass Co., Ltd.	1,000	3,146	0 .00%
Chugai Ro Co., Ltd.	4,000	10,204	0 .01%
CKD Corp.	5,300	45,852	0 .03%
Cosel Co., Ltd.	1,600	20,457	0 .01%
Daihen Corp.	12,000	51,787	0 .03%
Daiichi Jitsugyo Co., Ltd.	1,000	4,255	0 .00%
Denyo Co., Ltd.	200	2,890	0 .00%
Duskin Co., Ltd.	500	9,413	0 .01%
Ebara Corp.	2,000	10,708	0 .01%
Fuji Electric Co., Ltd.	9,000	31,762	0 .02%
Fujitec Co., Ltd.	1,000	10,023	0 .01%

27

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Fukuyama Transporting Co., Ltd.	8,000	$46,383	0 .03%
FULLCAST Holdings Co., Ltd.***	2,400	4,356	0 .00%
Furukawa Electric Co., Ltd.	7,000	16,234	0 .01%
GS Yuasa Corp.	2,000	8,309	0 .01%
Hanwa Co., Ltd.	2,000	7,603	0 .00%
Idec Corp./Japan	4,600	44,342	0 .03%
IHI Corp.	9,000	34,122	0 .02%
Inabata & Co., Ltd.	6,700	55,127	0 .04%
Iseki & Co., Ltd.	5,000	14,369	0 .01%
Japan Airport Terminal Co., Ltd.	4,000	63,484	0 .04%
Japan Foundation Engineering Co., Ltd.	200	625	0 .00%
Japan Steel Works Ltd.	3,000	16,516	0 .01%
Kamigumi Co., Ltd.	2,000	16,113	0 .01%
Kandenko Co., Ltd.	2,000	8,551	0 .01%
Kinden Corp.	8,000	68,727	0 .04%
Kinki Sharyo Co., Ltd.	13,000	42,077	0 .03%
Kintetsu World Express Inc.	900	36,073	0 .02%
Kitz Corp.	900	4,483	0 .00%
Makino Milling Machine Co., Ltd.	4,000	23,474	0 .02%
Meidensha Corp.	12,000	40,776	0 .03%
Minebea Co., Ltd.	9,000	32,851	0 .02%
MISUMI Group Inc.	500	13,748	0 .01%
Mitsubishi Corp.	2,400	41,115	0 .03%
Mitsui & Co., Ltd.	2,100	26,384	0 .02%
Miura Co., Ltd.	700	17,448	0 .01%
Nagase & Co., Ltd.	300	3,827	0 .00%
NEC Capital Solutions Ltd.	300	6,029	0 .00%
Nichias Corp.	2,000	12,604	0 .01%
Nidec Corp.	1,500	104,663	0 .07%
Nippon Konpo Unyu Soko Co., Ltd.	700	11,724	0 .01%
Nippon Signal Co., Ltd.	3,000	22,143	0 .01%
Nippon Thompson Co., Ltd.	8,000	41,059	0 .03%
Nippon Yusen K.K.	7,000	18,563	0 .01%
Nissin Electric Co., Ltd.	7,000	44,820	0 .03%
Nitto Kogyo Corp.	1,600	29,330	0 .02%
Okabe Co., Ltd.	600	5,808	0 .00%
Raito Kogyo Co., Ltd.	14,600	97,603	0 .06%
Ryobi Ltd.	21,000	60,771	0 .04%
Sanki Engineering Co., Ltd.	2,000	11,938	0 .01%
Sankyu Inc.	9,000	33,940	0 .02%
Sanyo Denki Co., Ltd.	6,000	49,307	0 .03%
Secom Co., Ltd.	900	49,004	0 .03%
Shimizu Corp.	10,000	40,232	0 .03%
Shinmaywa Industries Ltd.	1,000	7,784	0 .01%
Sinfonia Technology Co., Ltd.	23,000	36,874	0 .02%
Sintokogio Ltd.	2,500	20,746	0 .01%
Sotetsu Holdings Inc.	1,000	3,610	0 .00%
Sumitomo Corp.	700	8,731	0 .01%
Sumitomo Electric Industries Ltd.	1,800	21,526	0 .01%
Taihei Dengyo Kaisha Ltd.	8,000	52,755	0 .03%
Taihei Kogyo Co., Ltd.	6,000	21,961	0 .01%
Taikisha Ltd.	1,700	41,825	0 .03%
Takasago Thermal Engineering Co., Ltd.	100	845	0 .00%

28

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Tocalo Co., Ltd.	300	$3,978	0 .00%
Torishima Pump Manufacturing Co., Ltd.	1,000	8,177	0 .01%
Totetsu Kogyo Co., Ltd.	4,500	80,721	0 .05%
Uchida Yoko Co., Ltd.	4,000	11,535	0 .01%
Yusen Logistics Co., Ltd.	3,000	27,164	0 .02%

Total Industrials		1,983,185	1 .28%
Information Technology
Alps Electric Co., Ltd.	4,200	31,423	0 .02%
Amano Corp.	1,400	14,752	0 .01%
Canon Inc.	2,700	88,072	0 .06%
Capcom Co., Ltd.	500	8,092	0 .01%
CMK Corp.	3,300	10,481	0 .01%
Cybozu Inc.	27	7,427	0 .00%
Dai-ichi Seiko Co., Ltd.	2,200	29,126	0 .02%
Dainippon Screen Manufacturing Co., Ltd.	7,000	36,985	0 .02%
Daishinku Corp.	13,000	53,481	0 .04%
Dena Co., Ltd.	400	7,857	0 .01%
DTS Corp.	1,100	16,005	0 .01%
Eizo Corp.	5,900	126,894	0 .08%
Fuji Soft Inc.	500	10,512	0 .01%
Fujipream Corp.	3,300	13,010	0 .01%
Innotech Corp.	3,300	14,142	0 .01%
Kakaku.com Inc.	100	3,050	0 .00%
Macnica Inc.	4,000	90,749	0 .06%
NET One Systems Co., Ltd.	500	3,862	0 .00%
Nippon Chemi-Con Corp.***	6,000	22,990	0 .01%
Nomura Research Institute Ltd.	200	6,514	0 .00%
NSD Co., Ltd.	700	7,214	0 .00%
NTT Data Corp.	3	10,648	0 .01%
Oracle Corp.	300	12,448	0 .01%
Osaki Electric Co., Ltd.	10,000	56,668	0 .04%
Otsuka Corp.	300	33,335	0 .02%
Riso Kagaku Corp.	900	19,937	0 .01%
Shimadzu Corp.	7,000	56,325	0 .04%
Shindengen Electric Manufacturing Co., Ltd.	9,000	43,650	0 .03%
Siix Corp.	700	8,385	0 .01%
Square Enix Holdings Co., Ltd.	1,300	15,651	0 .01%
Star Micronics Co., Ltd.	1,300	14,065	0 .01%
Tamura Corp.	29,000	63,161	0 .04%
TDK Corp.	200	6,907	0 .00%
Toshiba TEC Corp.	1,000	5,395	0 .00%
Towa Corp.	900	6,026	0 .00%
Transcosmos Inc.	1,800	27,261	0 .02%
Ubiteq Inc.	1	352	0 .00%
Uniden Corp.***	1,000	2,309	0 .00%

Total Information Technology		985,161	0 .64%
Materials
ADEKA Corp.	13,300	136,520	0 .09%
Alconix Corp.	100	1,886	0 .00%
Chugoku Marine Paints Ltd.	15,000	74,263	0 .05%
Daicel Corp.	1,000	8,762	0 .01%
Daido Steel Co., Ltd.	6,000	30,431	0 .02%

29

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Daiki Aluminium Industry Co., Ltd.	16,000	$46,463	0 .03%
FP Corp.	1,800	124,689	0 .08%
Fuji Seal International Inc.	200	5,645	0 .00%
Godo Steel Ltd.	6,000	9,438	0 .01%
Hitachi Metals Ltd.	1,000	11,253	0 .01%
JSP Corp.	2,500	37,257	0 .02%
Kaneka Corp.	1,000	6,604	0 .00%
Kogi Corp.	2,000	3,388	0 .00%
Mitsubishi Materials Corp.	15,000	52,785	0 .03%
Mitsui Chemicals Inc.	16,000	36,138	0 .02%
Mitsui Mining & Smelting Co., Ltd.	18,000	38,296	0 .02%
Neturen Co., Ltd.	2,700	18,839	0 .01%
Nippon Denko Co., Ltd.	6,000	16,516	0 .01%
Nippon Kayaku Co., Ltd.	1,000	12,463	0 .01%
Nippon Shokubai Co., Ltd.	4,000	40,938	0 .03%
Nippon Soda Co., Ltd.	5,000	24,956	0 .02%
Oji Holdings Corp.	14,000	56,466	0 .04%
Sanyo Chemical Industries Ltd.	6,000	37,509	0 .02%
Sanyo Special Steel Co., Ltd.	3,000	14,459	0 .01%
Stella Chemifa Corp.	700	10,940	0 .01%
Sumitomo Metal Mining Co., Ltd.	1,000	11,152	0 .01%
Tokai Carbon Co., Ltd.	5,000	13,259	0 .01%
Tosoh Corp.	7,000	24,280	0 .01%
Toyo Ink SC Holdings Co., Ltd.	32,000	158,104	0 .10%
Toyo Kohan Co., Ltd.	3,000	10,103	0 .01%
Toyo Seikan Group Holdings Ltd.	2,700	41,572	0 .03%
Ube Industries Ltd.	16,000	29,685	0 .02%
Zeon Corp.	3,000	35,210	0 .02%

Total Materials		1,180,269	0 .76%
Telecommunication Services
KDDI Corp.	700	36,420	0 .02%
Utilities
Kyushu Electric Power Co., Inc.	1,100	16,593	0 .01%
Shizuoka Gas Co., Ltd.	3,000	21,417	0 .01%

Total Utilities		38,010	0 .02%

Total Japan		7,574,384	4 .89%

Luxembourg
Materials
Ternium SA - ADR	7,522	170,223	0 .11%

Marshall Islands
Energy
Teekay Corp.	511	20,762	0 .01%

Mexico
Telecommunication Services
America Movil SAB de CV - ADR	55,018	1,196,641	0 .77%

Netherlands
Industrials
Chicago Bridge & Iron Co. NV	1,023	61,032	0 .04%

Russia
Telecommunication Services

30

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Mobile Telesystems OJSC - ADR	801	$15,171	0 .01%

Singapore
Information Technology
Flextronics International Ltd.***	119	921	0 .00%

South Africa
Energy
Sasol Ltd. - ADR	2,417	104,680	0 .07%

South Korea
Telecommunication Services
KT Corp. - ADR	808	12,540	0 .01%
SK Telecom Co., Ltd. - ADR	831	16,894	0 .01%

Total Telecommunication Services		29,434	0 .02%

Switzerland
Energy
Noble Corp.	4,724	177,528	0 .12%
Weatherford International Ltd.***	6,210	85,077	0 .05%

Total Energy		262,605	0 .17%
Materials
Syngenta AG - ADR	223	17,363	0 .01%

Total Switzerland		279,968	0 .18%

Taiwan
Information Technology
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	972	17,807	0 .01%

United Kingdom
Consumer Staples
British American Tobacco Plc. - ADR	396	40,764	0 .03%
Energy
Rowan Cos Plc.***	14,024	477,798	0 .31%
Financials
Barclays Plc. - ADR	4,774	81,731	0 .05%

Total United Kingdom		600,293	0 .39%

United States
Consumer Discretionary
Aaron's Inc.	701	19,635	0 .01%
ANN Inc. ***	27,991	929,301	0 .60%
Apollo Group Inc. - Class A ***	9,498	168,305	0 .11%
Arctic Cat Inc.	264	11,875	0 .01%
Ascena Retail Group Inc.***	2,075	36,209	0 .02%
AutoNation Inc.***	342	14,839	0 .01%
Best Buy Co., Inc.	885	24,187	0 .02%
BJ's Restaurants Inc.***	3,117	115,641	0 .07%
Blue Nile Inc.***	2,050	77,449	0 .05%
Bob Evans Farms Inc.	131	6,154	0 .00%
BorgWarner Inc. ***	14,020	1,207,822	0 .79%
Brunswick Corp./DE	1,927	61,568	0 .04%
Buffalo Wild Wings Inc. ***	612	60,074	0 .04%
Cablevision Systems Corp. - Class A	44,877	754,831	0 .49%

31

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Capella Education Co. ***	1,149	$47,856	0 .03%
Carter's Inc.	47	3,481	0 .00%
CEC Entertainment Inc.	2,412	98,988	0 .06%
Cheesecake Factory Inc.	273	11,436	0 .01%
Choice Hotels International Inc.	2,428	96,367	0 .06%
CTC Media Inc.	1,204	13,388	0 .01%
DeVry Inc.	1,173	36,386	0 .02%
DSW Inc. - Class A	5,273	387,407	0 .25%
Finish Line Inc. - Class A	10,396	227,257	0 .15%
Goodyear Tire & Rubber Co.***	9,376	143,359	0 .09%
Harman International Industries Inc. ***	4,104	222,437	0 .14%
Hillenbrand Inc.	1,171	27,764	0 .02%
Iconix Brand Group Inc. ***	942	27,704	0 .02%
iRobot Corp. ***	19,354	769,709	0 .50%
John Wiley & Sons Inc. - Class A	17,617	706,266	0 .46%
Jones Group Inc.	4,785	65,794	0 .04%
La-Z-Boy Inc.	7,188	145,701	0 .09%
Leggett & Platt Inc.	288	8,954	0 .01%
Life Time Fitness Inc.***	3,010	150,831	0 .10%
LKQ Corp.***	1,905	49,054	0 .03%
Men's Wearhouse Inc.	21,574	816,576	0 .53%
Netflix Inc.***	563	118,844	0 .08%
New York Times Co. - Class A ***	2,470	27,318	0 .02%
NIKE Inc.Class B	3,792	241,475	0 .16%
Polaris Industries Inc.	12,433	1,181,134	0 .76%
Pool Corp.	2,108	110,480	0 .07%
priceline.com Inc.***	1,465	1,211,744	0 .79%
Ralph Lauren Corp.	1,716	298,138	0 .19%
Red Robin Gourmet Burgers Inc.***	7,118	392,771	0 .25%
Rent-A-Center Inc.	18,896	709,545	0 .46%
Ruby Tuesday Inc. ***	7,540	69,594	0 .04%
Sally Beauty Holdings Inc.***	173	5,380	0 .00%
Scholastic Corp.	1,126	32,981	0 .02%
Scientific Games Corp. - Class A ***	28,305	318,431	0 .21%
Select Comfort Corp.***	5,114	128,157	0 .08%
SHFL Entertainment Inc.***	18,712	331,390	0 .21%
Shutterfly Inc. ***	2,916	162,684	0 .11%
Sotheby's	8,904	337,551	0 .22%
Staples Inc.	76,367	1,211,180	0 .79%
Steven Madden Ltd.***	533	25,787	0 .02%
Tempur-Pedic International Inc.***	3,325	145,968	0 .09%
Texas Roadhouse Inc.	426	10,659	0 .01%
Thor Industries Inc.	5,053	248,507	0 .16%
Time Warner Cable Inc.	9,437	1,061,474	0 .68%
TRW Automotive Holdings Corp.***	7,312	485,809	0 .31%
Vail Resorts Inc.	362	22,270	0 .01%
VF Corp.	6,087	1,175,156	0 .76%
Washington Post Co./The - Class B	119	57,569	0 .03%
Wolverine World Wide Inc.	2,941	160,608	0 .10%

Total Consumer Discretionary		17,827,209	11 .51%
Consumer Staples
Andersons Inc.	550	29,255	0 .02%
B&G Foods Inc. - Class A	11,801	401,824	0 .26%
Coca-Cola Co.	10,103	405,231	0 .26%

32

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Elizabeth Arden Inc.***	1,270	$57,239	0 .04%
General Mills Inc.	5,706	276,912	0 .18%
Harris Teeter Supermarkets Inc.	1,275	59,747	0 .04%
Hormel Foods Corp.	4,800	185,184	0 .12%
Mondelez International Inc. - Class A	6,151	175,488	0 .11%
Monster Beverage Corp.***	921	55,969	0 .04%
Nu Skin Enterprises Inc. - Class A	657	40,156	0 .03%
Philip Morris International Inc.	1,617	140,065	0 .09%
Safeway Inc.	2,046	48,408	0 .03%
Snyders-Lance Inc.	6,310	179,267	0 .12%
Sysco Corp.	6,001	204,994	0 .13%
Whole Foods Market Inc.	510	26,255	0 .01%

Total Consumer Staples		2,285,994	1 .48%
Energy
Apache Corp.	13,040	1,093,143	0 .71%
Bristow Group Inc.	127	8,296	0 .01%
Cabot Oil & Gas Corp.	477	33,877	0 .02%
Carrizo Oil & Gas Inc.***	12,985	367,865	0 .24%
Comstock Resources Inc.	819	12,883	0 .01%
Concho Resources Inc. ***	2,363	197,830	0 .13%
CVR Energy Inc.	6,845	324,453	0 .21%
Energen Corp.	2,097	109,589	0 .07%
Gulfmark Offshore Inc. - Class A	3,834	172,875	0 .11%
Helmerich & Payne Inc.	2,182	136,266	0 .09%
Key Energy Services Inc. ***	5,568	33,130	0 .02%
Newfield Exploration Co. ***	6,327	151,152	0 .10%
Noble Energy Inc.	5,310	318,812	0 .21%
Oil States International Inc.***	3,205	296,911	0 .19%
Peabody Energy Corp.	19,629	287,369	0 .18%
Rex Energy Corp.***	119	2,092	0 .00%
SEACOR Holdings Inc.	6,192	514,246	0 .33%
Spectra Energy Corp.	9,091	313,276	0 .20%
Stone Energy Corp.***	1,333	29,366	0 .02%
Swift Energy Co. ***	6,514	78,103	0 .05%
TETRA Technologies Inc.***	5,139	52,726	0 .03%
Tidewater Inc.	674	38,398	0 .02%
Whiting Petroleum Corp.***	9,205	424,258	0 .27%

Total Energy		4,996,916	3 .22%
Financials
Ares Capital Corp.	307	5,280	0 .00%
Astoria Financial Corp.	324	3,493	0 .00%
BlackRock Inc.	356	91,439	0 .06%
Brown & Brown Inc.	85	2,740	0 .00%
Charles Schwab Corp.	20,512	435,470	0 .28%
CME Group Inc.	11,777	894,816	0 .58%
CNO Financial Group Inc.	45,863	594,384	0 .38%
Commerce Bancshares Inc.	2,860	124,582	0 .08%
Community Bank System Inc.	358	11,044	0 .01%
Cullen/Frost Bankers Inc.	413	27,576	0 .02%
DFC Global Corp. ***	100	1,381	0 .00%
E*TRADE Financial Corp.***	15,016	190,103	0 .12%
East West Bancorp Inc.	18,655	513,013	0 .33%

33

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Ezcorp Inc. - Class A ***	560	$9,453	0 .01%
First Cash Financial Services Inc.***	840	41,336	0 .03%
FirstMerit Corp.	56,435	1,130,393	0 .73%
Forest City Enterprises Inc. - Class A ***	609	10,907	0 .01%
Greenhill & Co., Inc.	1,610	73,641	0 .05%
Hancock Holding Co.	976	29,348	0 .02%
Iberiabank Corp.	2,927	156,916	0 .10%
Interactive Brokers Group Inc. - Class A	4,335	69,230	0 .04%
Leucadia National Corp.	6,127	160,650	0 .10%
Loews Corp.	143	6,349	0 .00%
MarketAxess Holdings Inc.	847	39,597	0 .03%
MetLife Inc.	26,659	1,219,915	0 .80%
NASDAQ OMX Group Inc.	5,812	190,575	0 .12%
Northern Trust Corp.	153	8,859	0 .01%
Northwest Bancshares Inc.	21,138	285,574	0 .18%
People's United Financial Inc.	79,079	1,178,277	0 .76%
ProAssurance Corp.	2,714	141,562	0 .09%
Prosperity Bancshares Inc.	1,832	94,879	0 .06%
Prudential Financial Inc.	14,023	1,024,100	0 .66%
Raymond James Financial Inc.	8,368	359,657	0 .23%
Reinsurance Group of America Inc.	9,505	656,891	0 .42%
RLI Corp.	661	50,507	0 .03%
Signature Bank/New York NY***	4,746	394,013	0 .26%
SLM Corp.	678	15,499	0 .01%
SVB Financial Group***	13,133	1,094,242	0 .71%
TD Ameritrade Holding Corp.	34,393	835,406	0 .54%
Umpqua Holdings Corp.	50,550	758,756	0 .49%
US Bancorp/MN	17,619	636,927	0 .41%
Webster Financial Corp.	14,199	364,630	0 .24%

Total Financials		13,933,410	9 .00%
Health Care
Achillion Pharmaceuticals Inc.***	8,754	71,608	0 .05%
Agilent Technologies Inc.	392	16,762	0 .01%
Akorn Inc.***	2,073	28,027	0 .02%
Allscripts Healthcare Solutions Inc.***	1,863	24,107	0 .02%
Auxilium Pharmaceuticals Inc.***	8,263	137,414	0 .09%
Centene Corp.***	51	2,675	0 .00%
Computer Programs & Systems Inc.	584	28,698	0 .02%
CR Bard Inc.	10,822	1,176,135	0 .76%
Cubist Pharmaceuticals Inc. ***	1,622	78,343	0 .05%
Cyberonics Inc.***	917	47,647	0 .03%
Forest Laboratories Inc.***	22,582	925,862	0 .60%
Health Management Associates Inc. - Class A***	39,953	628,061	0 .41%
Hospira Inc. ***	22,361	856,650	0 .55%
Humana Inc.	14,088	1,188,744	0 .77%
IDEXX Laboratories Inc.***	6,332	568,487	0 .37%
Incyte Corp. ***	938	20,636	0 .01%
Integra LifeSciences Holdings Corp.***	2,401	87,949	0 .06%
IPC The Hospitalist Co., Inc. ***	2,211	113,557	0 .07%
Laboratory Corp. of America Holdings***	9,411	942,041	0 .61%
Luminex Corp.***	9,044	186,397	0 .12%

34

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Magellan Health Services Inc.***	10,674	$598,598	0 .39%
Masimo Corp.	9,963	211,216	0 .14%
Meridian Bioscience Inc.	390	8,385	0 .01%
Momenta Pharmaceuticals Inc.***	19,423	292,510	0 .19%
Nektar Therapeutics ***	85	982	0 .00%
NxStage Medical Inc.***	21,020	300,166	0 .19%
Quality Systems Inc.	4,155	77,740	0 .05%
Quest Diagnostics Inc.	9,300	563,859	0 .36%
Salix Pharmaceuticals Ltd.***	8,892	588,206	0 .38%
Techne Corp.	5,335	368,542	0 .24%
UnitedHealth Group Inc.	18,344	1,201,164	0 .77%
ViroPharma Inc.***	7,943	227,567	0 .14%
Waters Corp.***	8,557	856,128	0 .55%
WellPoint Inc.	14,324	1,172,276	0 .75%

Total Health Care		13,597,139	8 .78%
Industrials
AAR Corp.	991	21,782	0 .01%
ABM Industries Inc.	5,759	141,153	0 .09%
Acacia Research Corp.	1,896	42,376	0 .03%
ACCO Brands Corp.***	491	3,123	0 .00%
Actuant Corp. - Class A	4,352	143,485	0 .09%
Aerovironment Inc. ***	5,247	105,884	0 .07%
Alaska Air Group Inc. ***	4,806	249,912	0 .16%
Allegiant Travel Co.	1,200	127,188	0 .08%
Applied Industrial Technologies Inc.	8,877	429,025	0 .28%
Atlas Air Worldwide Holdings Inc.***	11,146	487,749	0 .32%
Barnes Group Inc.	2,483	74,465	0 .05%
CH Robinson Worldwide Inc.	2,543	143,196	0 .09%
CLARCOR Inc.	1,679	87,661	0 .06%
Colfax Corp.***	8,582	447,208	0 .29%
Con-way Inc.	13,018	507,181	0 .33%
Curtiss-Wright Corp.	1,002	37,134	0 .02%
Danaher Corp.	1,228	77,732	0 .05%
Donaldson Co., Inc.	1,066	38,014	0 .02%
Dycom Industries Inc.***	1,562	36,145	0 .02%
EnerSys Inc.	402	19,714	0 .01%
Fastenal Co.	432	19,807	0 .01%
FedEx Corp.	6,990	689,074	0 .45%
Forward Air Corp.	48	1,837	0 .00%
Franklin Electric Co., Inc.	579	19,483	0 .01%
FTI Consulting Inc.***	375	12,334	0 .01%
General Dynamics Corp.	12,221	957,271	0 .62%
Healthcare Services Group Inc.	11,028	270,407	0 .17%
HEICO Corp.	3,978	200,372	0 .13%
Hertz Global Holdings Inc.***	11,019	273,271	0 .18%
Huron Consulting Group Inc. ***	159	7,352	0 .00%
IHS Inc. - Class A***	1,650	172,227	0 .11%
II-VI Inc. ***	3,341	54,325	0 .04%
Illinois Tool Works Inc.	2,163	149,615	0 .10%
Kaydon Corp.	2,150	59,233	0 .04%
Kennametal Inc.	1,223	47,489	0 .03%
Knight Transportation Inc.	6,107	102,720	0 .07%

35

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Moog Inc. - Class A ***	370	$19,066	0 .01%
Navistar International Corp.***	2,097	58,213	0 .04%
Nordson Corp.	1,778	123,233	0 .08%
Orbital Sciences Corp.***	98	1,702	0 .00%
Oshkosh Corp.***	3,497	132,781	0 .09%
Pall Corp.	1,336	88,750	0 .06%
Precision Castparts Corp.	5,201	1,175,478	0 .76%
Quanex Building Products Corp.	408	6,871	0 .00%
Raytheon Co.	232	15,340	0 .01%
Regal-Beloit Corp.	389	25,223	0 .02%
Simpson Manufacturing Co., Inc.	2,359	69,402	0 .04%
Southwest Airlines Co.	6,812	87,807	0 .06%
Stanley Black & Decker Inc.	2,189	169,210	0 .11%
Tennant Co.	602	29,059	0 .02%
Terex Corp.***	4,819	126,740	0 .08%
Textron Inc.	5,775	150,439	0 .10%
Trinity Industries Inc.	1,807	69,461	0 .04%
Triumph Group Inc.	358	28,336	0 .02%
Union Pacific Corp.	341	52,609	0 .03%
United Parcel Service Inc. - Class B	6,019	520,523	0 .34%
United Rentals Inc. ***	2,839	141,694	0 .09%
URS Corp.	2,512	118,617	0 .08%
Wabash National Corp.***	7,289	74,202	0 .05%
Waste Connections Inc.	4,905	201,792	0 .13%
Waste Management Inc.	360	14,519	0 .01%
Watts Water Technologies Inc. - Class A	302	13,693	0 .01%
Werner Enterprises Inc.	4,209	101,732	0 .07%
Woodward Inc.	24,309	972,360	0 .62%

Total Industrials		10,845,796	7 .01%
Information Technology
Acxiom Corp.***	1,173	26,604	0 .02%
Altera Corp.	16,913	557,960	0 .36%
Anixter International Inc.***	148	11,220	0 .01%
Apple Inc.	2,003	793,348	0 .51%
Benchmark Electronics Inc. ***	16,161	324,836	0 .21%
Broadridge Financial Solutions Inc.	751	19,962	0 .01%
Cabot Microelectronics Corp.***	366	12,082	0 .01%
CACI International Inc. - Class A***	1,674	106,282	0 .07%
Ciena Corp.***	34,762	675,078	0 .44%
Cirrus Logic Inc. ***	3,781	65,638	0 .04%
Cisco Systems Inc.	49	1,191	0 .00%
Cognex Corp.	222	10,039	0 .01%
comScore Inc.***	11,773	287,143	0 .19%
Constant Contact Inc. ***	12,206	196,150	0 .13%
CoStar Group Inc.***	1,333	172,050	0 .11%
Cypress Semiconductor Corp.	102	1,094	0 .00%
Dealertrack Technologies Inc. ***	11,653	412,866	0 .27%
Diebold Inc.	27,748	934,830	0 .60%
Digital River Inc.***	19,150	359,446	0 .23%
Diodes Inc.***	20,250	525,893	0 .34%
Fairchild Semiconductor International Inc.***	3,103	42,821	0 .03%
FARO Technologies Inc.***	682	23,065	0 .01%

36

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
FEI Co.	2,529	$184,592	0 .12%
Harris Corp.	311	15,317	0 .01%
Itron Inc.***	335	14,214	0 .01%
Jabil Circuit Inc.	6,611	134,732	0 .09%
Juniper Networks Inc.***	38,726	747,799	0 .48%
Kulicke & Soffa Industries Inc. ***	6,420	71,005	0 .05%
LivePerson Inc.***	1,523	13,638	0 .01%
LSI Corp. ***	3,428	24,476	0 .02%
ManTech International Corp. - Class A	1,228	32,075	0 .02%
MicroStrategy Inc. - Class A ***	188	16,348	0 .01%
NetApp Inc.	6,952	262,647	0 .17%
Netscout Systems Inc.***	989	23,083	0 .01%
OmniVision Technologies Inc. ***	15,581	290,586	0 .19%
Oracle Corp.	1,108	34,038	0 .02%
OSI Systems Inc.***	1,279	82,393	0 .05%
Paychex Inc.	1,892	69,096	0 .04%
Pegasystems Inc.	608	20,137	0 .01%
Plexus Corp.***	5,171	154,561	0 .10%
Rofin-Sinar Technologies Inc.***	1,066	26,586	0 .02%
Rovi Corp.***	4,804	109,723	0 .07%
Sapient Corp.***	42,574	556,016	0 .36%
Silicon Laboratories Inc. ***	1,329	55,034	0 .04%
Stamps.com Inc.***	859	33,836	0 .02%
SYNNEX Corp.***	10,493	443,644	0 .29%
Teradata Corp.***	348	17,480	0 .01%
Teradyne Inc.***	3,900	68,523	0 .04%
TIBCO Software Inc.***	29,792	637,549	0 .41%
Total System Services Inc.	8,508	208,276	0 .13%
Ultimate Software Group Inc.***	85	9,970	0 .01%
Ultratech Inc.***	5,889	216,244	0 .14%
VeriFone Systems Inc.***	4,109	69,072	0 .04%
Verint Systems Inc.***	1,118	39,655	0 .03%
ViaSat Inc.***	10,863	776,270	0 .50%
Volterra Semiconductor Corp.***	5,833	82,362	0 .05%
Western Union Co.	41,602	711,810	0 .46%
WEX Inc.***	169	12,962	0 .01%

Total Information Technology		11,825,347	7 .64%
Materials
Allegheny Technologies Inc.	1,174	30,888	0 .02%
Axiall Corp.	2,083	88,694	0 .06%
Boise Inc.	426	3,638	0 .00%
Carpenter Technology Corp.	1,015	45,746	0 .03%
Celanese Corp.	3,149	141,075	0 .09%
Century Aluminum Co.***	24,219	224,752	0 .15%
CF Industries Holdings Inc.	2,247	385,361	0 .25%
Coeur Mining Inc.***	2,370	31,521	0 .02%
Eastman Chemical Co.	2,025	141,770	0 .09%
EI du Pont de Nemours & Co.	8,167	428,768	0 .28%
Flotek Industries Inc.***	1,125	20,183	0 .01%
HB Fuller Co.	273	10,322	0 .01%
Innophos Holdings Inc.	669	31,557	0 .02%
Kaiser Aluminum Corp.	341	21,122	0 .01%

37

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
LSB Industries Inc.***	327	$9,944	0 .01%
Newmont Mining Corp.	921	27,584	0 .02%
Nucor Corp.	6,536	283,140	0 .18%
Praxair Inc.	100	11,516	0 .01%
Royal Gold Inc.	186	7,827	0 .01%
Schnitzer Steel Industries Inc. - Class A	5,800	135,604	0 .09%
Schweitzer-Mauduit International Inc.	11,023	549,827	0 .36%
Scotts Miracle-Gro Co. - Class A	5,578	269,473	0 .17%
Sensient Technologies Corp.	292	11,817	0 .01%
Sigma-Aldrich Corp.	876	70,395	0 .05%
Sonoco Products Co.	2,576	89,052	0 .05%
Steel Dynamics Inc.	8,469	126,273	0 .08%
Stillwater Mining Co.***	4,047	43,465	0 .02%
Worthington Industries Inc.	3,342	105,975	0 .06%

Total Materials		3,347,289	2 .16%
Telecommunication Services
Cogent Communications Group Inc.	1,555	43,773	0 .03%
Level 3 Communications Inc.***	7,211	152,008	0 .10%
Telephone & Data Systems Inc.	5,118	126,159	0 .08%
tw telecom Inc.***	3,234	91,005	0 .06%

Total Telecommunication Services		412,945	0 .27%
Utilities
AGL Resources Inc.	2,409	103,250	0 .07%
Alliant Energy Corp.	409	20,622	0 .01%
American Water Works Co., Inc.	835	34,427	0 .02%
CenterPoint Energy Inc.	3,250	76,343	0 .05%
Cleco Corp.	267	12,397	0 .01%
Edison International	7,442	358,407	0 .23%
El Paso Electric Co.	757	26,730	0 .02%
Exelon Corp.	299	9,233	0 .01%
FirstEnergy Corp.	7,907	295,247	0 .19%
Hawaiian Electric Industries Inc.	2,178	55,125	0 .04%
MDU Resources Group Inc.	4,468	115,766	0 .07%
Northeast Utilities	1,371	57,609	0 .04%
ONEOK Inc.	9,879	408,101	0 .26%
Pinnacle West Capital Corp.	921	51,088	0 .03%
Portland General Electric Co.	508	15,540	0 .01%
Questar Corp.	3,164	75,461	0 .05%
Sempra Energy	1,377	112,584	0 .07%
South Jersey Industries Inc.	275	15,788	0 .01%
Southwest Gas Corp.	822	38,461	0 .03%

Total Utilities		1,882,179	1 .22%

Total United States		80,954,224	52 .29%
Total investment securities sold short
(proceeds - $96,418,054)		$97,472,034	62 .95%

38

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

June 30, 2013 (Unaudited)

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months..

ADR — American Depositary Receipt

39

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

40

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2013 To 1/31/2013	None	None	None	None
2/01/2013 To 2/28/2013	None	None	None	None
3/01/2013 To 3/31/2013	4,252.497	$1,336.15	4,252.497 (1)	None
4/01/2013 To 4/30/2013	None	None	None	None
5/01/2013 To 5/31/2013	None	None	None	None
6/01/2013 To 6/30/2013	5,443.846	$1,402.47	5,443.846 (2)	None
Total	9,696.343		9,696.343

1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 15, 2013 that expired on March 18, 2013. In connection with this repurchase offer, the Trust offered to repurchase up to 28,061.118 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2013.

2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 16, 2013 that expired on June 17, 2013. In connection with this repurchase offer, the Trust offered to repurchase up to 28,373.670 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2013.

41

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

42

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 9, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Andrews
William Andrews, Chief Executive Officer

Date	September 9, 2013

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 9, 2013

43